                                                               File No.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                                                                     ---
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                                  The UBS Funds
               (Exact Name of Registrant as Specified in Charter)

                                 (312) 222-7100
                        (Area Code and Telephone Number)

                             One North Wacker Drive
                             Chicago, Illinois 60606
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                            Amy R. Doberman, Esquire
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities  being  registered:  Shares of Beneficial  Interest--Par
Value of $0.001 per share. No filing fee is due because Registrant is relying on
Section 24(f) of the Investment Company Act of 1940, as amended.

It is  proposed  that this filing will  become  effective  on January 19,  2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

The UBS Funds has executed this Registration Statement.

                                UBS Strategy Fund
                   (a series of UBS Managed Investments Trust)

Dear Shareholder:

     Enclosed is a Notice of a Special Meeting of  Shareholders  (the "Meeting")
of the UBS Strategy Fund (the "Strategy Fund"), which is a series of UBS Managed
Investments  Trust. The Meeting has been called for March 19, 2003 at 10:00 a.m.
Eastern time, at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114.
The accompanying Prospectus/Proxy Statement describes a proposal being presented for your  consideration  and  requests  your prompt  attention  and vote via the enclosed proxy card or by telephone or via the Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

     The Meeting is  extremely  important.  You are being asked to consider  and approve an Agreement and Plan of Reorganization  (the "Agreement and Plan") that would result in your shares of the Strategy  Fund being  exchanged for shares of the UBS Global  Equity  Fund (the  "Global  Equity  Fund"),  a series of The UBS
Funds. If the  shareholders of the Strategy Fund approve the Agreement and Plan, the Global Equity Fund will acquire substantially all of the assets,  subject to the liabilities, of the Strategy Fund, and you will receive shares of the Global
Equity Fund equal in value to your  shares of the  Strategy  Fund.  You would no longer be a  shareholder  of the  Strategy  Fund,  and  instead,  you would be a shareholder  of the Global  Equity Fund.  You are not expected to recognize  any gain or loss for federal income tax purposes as a result of the exchange of your shares of the Strategy Fund for shares of the Global Equity Fund.

The Global Equity Fund has an investment  objective and investment policies that are similar to those of the Strategy Fund, as described in the  Prospectus/Proxy
Statement.  The Global  Equity Fund,  like the Strategy  Fund,  is advised by an asset  management  subsidiary of UBS AG. The  transaction  being  proposed would
eliminate   similar   investment   products  managed  by  members  of  the  same
organization. By merging the Strategy Fund into the Global Equity Fund, Strategy
Fund  shareholders  will have the  opportunity to benefit from the Global Equity
Fund's  actively  managed,  global  equity  investment  strategy.  Strategy Fund shareholders  should also benefit from the Global Equity Fund's well diversified investment  portfolio and more flexible investment  mandate.  The combination of the two funds  will  create a larger  fund with a larger  asset  base  providing certain  economies  of scale,  which will  benefit  shareholders  as well as the
Fund's investment advisor.

     Please take the time to review the entire  Prospectus/Proxy  Statement  and vote now!  Whether or not you plan to attend the ---  Meeting,  please vote your shares by mail,  by telephone or via the  Internet.  If you determine at a later date that you wish to attend the Meeting,  you may revoke your proxy and vote in person.

             Thank you for your prompt attention and participation.

                                                          Very truly yours,

                                                          Brian M. Storms
                                                          President

                                UBS STRATEGY FUND
                   (a series of UBS Managed Investments Trust)

                               51 West 52nd Street
                             New York, NY 10019-6114

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          To be held on March 19, 2003

To the Shareholders:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting") of UBS Strategy Fund (the "Strategy  Fund"),  a series of UBS Managed
Investments  Trust  (the  "Managed  Trust"),  has been  called  by the  Board of
Trustees  of the  Managed  Trust and will be held at 51 West 52nd  Street,  16th
Floor,  New York, New York  10019-6114,  on March 19, 2003 at 10:00 a.m. Eastern
time. The Meeting is being called for the following purposes:

     1.   To vote on an Agreement and Plan of Reorganization between the Managed
          Trust, on behalf of the Strategy Fund, and The UBS Funds, on behalf of the UBS Global Equity Fund (the "Global Equity  Fund"),  that provides for: (i) the acquisition of substantially  all of the assets,  subject to the liabilities, of the Strategy Fund in exchange for shares of the
          Global Equity Fund;  (ii) the pro rata  distribution  of shares of the
          Global Equity Fund to the shareholders of the Strategy Fund; and (iii)
          the liquidation and dissolution of the Strategy Fund.

     2.   To  transact  such other  business  as may  properly  come  before the
          Meeting or any adjournment thereof.

     The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Prospectus/Proxy  Statement. A copy of the form of the
Agreement  and  Plan  of   Reorganization  is  attached  as  Exhibit  A  to  the
Prospectus/Proxy Statement.

     Shareholders  of record of the Strategy Fund as of the close of business on
January 3, 2003 are  entitled  to notice of, and to vote at, the  Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the proxy card by mail in the  enclosed  postage-paid envelope or by voting by telephone or via the Internet. Your vote is important.

                                              By Order of the Board of Trustees,

                                              Amy R. Doberman
                                              Secretary
_________ __, 2003

To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or via the  Internet.  You may revoke your proxy at any time at or before the  Meeting or vote in person if you attend the Meeting.

                           PROSPECTUS/PROXY STATEMENT

                                January 19, 2003

                          Acquisition of the Assets of
                                UBS STRATEGY FUND
                   (a series of UBS Managed Investments Trust)
                               51 West 52nd Street
                          New York, New York 10019-6114
                                 (800) 647-1568

                        By and in exchange for shares of
                             UBS GLOBAL EQUITY FUND
                           (a series of The UBS Funds)
                             One North Wacker Drive
                             Chicago, Illinois 60606
                                 (800) 647-1568

     This  Prospectus/Proxy  Statement solicits proxies to be voted at a Special
Meeting of  Shareholders  (the  "Meeting") of UBS Strategy  Fund (the  "Strategy
Fund"),  a series of UBS Managed  Investments  Trust (the "Managed  Trust"),  to
approve or disapprove an Agreement and Plan of  Reorganization  (the  "Agreement
and Plan").

     The Meeting will be held at 51 West 52nd Street,  16th Floor, New York, New
York  10019-6114,  on March 19, 2003 at 10:00 a.m.  Eastern  time.  The Board of
Trustees of the Managed  Trust,  on behalf of the Strategy  Fund,  is soliciting
these  proxies.   This   Prospectus/Proxy   Statement  will  first  be  sent  to
shareholders on or about _________ __, 2003.

     If  shareholders  of the Strategy  Fund vote to approve the  Agreement  and
Plan,  substantially  all of the  assets,  subject  to the  liabilities,  of the
Strategy Fund will be acquired by the UBS Global Equity Fund (the "Global Equity
Fund"),  a series of The UBS Funds (the "Trust"),  in exchange for shares of the
Global  Equity Fund.  Shareholders  of each class of the Strategy Fund (Class A,
Class B, Class C and Class Y) will receive shares of the equivalent class of the
Global  Equity  Fund  (Class A,  Class B,  Class C or Class Y) equal in value to their  investment  in  the  Strategy  Fund.  The  Strategy  Fund  will  then  be liquidated.

     The Global Equity Fund's investment  objective is to seek to maximize total return,  consisting of capital  appreciation  and current  income.  The Strategy
Fund's investment objective is to seek long-term capital appreciation.

     This  Prospectus/Proxy  Statement  gives the  information  about the Global
Equity Fund shares that you should know before  investing.  You should retain it for future reference. A Statement of Additional  Information,  dated January 19,
2003,  relating to this  Prospectus/Proxy  Statement,  contains more information about the Global Equity Fund, the Strategy Fund and the proposed reorganization.
The Statement of Additional  Information  has been filed with the Securities and
Exchange  Commission  ("SEC") and is incorporated  herein by reference.  You can request  a free copy of the  Statement  of  Additional  Information  by  calling
1-800-647-1568,  or by writing to the Global Equity Fund at 51 West 52nd Street,
New York, New York 10019-6114.

     The following documents, which are intended to provide you with information about the Global Equity Fund, accompany this
Prospectus/Proxy Statement:

          o    Prospectus  of the Global Equity Fund,  dated  September 30, 2002
               (the "Global Equity Fund Prospectus")

          o    Annual Report to  Shareholders  of the Global Equity Fund for the
               fiscal year ended June 30, 2002 (the  "Global  Equity Fund Annual
               Report")

     The Global Equity Fund  Prospectus and Global Equity Fund Annual Report are
incorporated  herein by reference,  which means they are legally considered part of this Prospectus/Proxy Statement.

     Documents  providing  information  about the Strategy  Fund have been filed with the SEC and are  listed  below.  You can  request a free copy of any of the documents listed below by calling 1-800-647-1568,  or by writing to the Strategy
Fund at 51 West 52nd Street, New York, New York 10019-6114:

          o    Prospectus  of the  Strategy  Fund,  dated  November  5, 2001 (as revised  April 8,  2002)  and as  supplemented  through  the date hereof (the "Strategy Fund Prospectus")

          o    Statement of Additional  Information of the Strategy Fund,  dated
               November 5, 2001 and as supplemented through the date hereof (the
               "Strategy Fund SAI")

          o    Annual Report to Shareholders of the Strategy Fund for the fiscal year ended September 30, 2002 (the "Strategy Fund Annual Report")

     Each of the documents  listed above is  incorporated by reference into this
Prospectus/Proxy Statement.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Prospectus/Proxy  Statement.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

                                TABLE OF CONTENTS

                                                                                 Page
                                                                                 ----

Cover Pages                                                                      Cover
SUMMARY
         What is the purpose of the proposal?
         How will the shareholder voting be handled?
         What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
         How do the investment objectives and policies of the Funds compare?
         What are the risks of an investment in the Funds?
         Who manages the Funds?
         What are the fees and expenses of each Fund
              and what might they be after the Transaction?
         Where can I find more financial information about the Funds?
         What are other key features of the Funds?
                  Administrative, Transfer Agency, Accounting and Custody
                  Services
                  Distribution Services and Rule 12b-1 Plans
                  Purchase, Exchange and Redemption Procedures
                  Dividends, Distributions and Taxes
REASONS FOR THE TRANSACTION
INFORMATION ABOUT THE TRANSACTION
         How will the Transaction be carried out?
         Who will pay the expenses of the Transaction?
         What are the tax consequences of the Transaction?
         What should I know about Global Equity Fund Shares?
         How do shareholders rights and obligations of the Funds compare?
         What are the assets of the Funds
              and what might the capitalization be after the Transaction?
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES
         Are there any significant differences between
              the investment objectives and policies of the Funds?
         What are the risk factors associated with investments in the Funds?
         How do the investment restrictions of the Funds differ?
VOTING INFORMATION
         How many votes are necessary to approve the Agreement and Plan?
         How do I ensure my vote is accurately recorded?
         Can I revoke my proxy?
         What other matters will be voted upon at the Meeting?
         Who is entitled to vote?
         What other solicitations will be made?
INFORMATION ABOUT THE GLOBAL EQUITY FUND
INFORMATION ABOUT THE STRATEGY FUND
INFORMATION ABOUT EACH FUND
PRINCIPAL HOLDERS OF SHARES

                                     SUMMARY

     This  is  only  a  summary  of  certain   information   contained  in  this
Prospectus/Proxy Statement. You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including  the  Agreement  and  Plan
(attached as Exhibit A), the Global Equity Fund Prospectus  (included as Exhibit
B) and the Global Equity Fund Annual Report (included as Exhibit C).

What is the purpose of the proposal?

     The Board of Trustees of the Managed  Trust has approved the  Agreement and
Plan for the Strategy Fund and recommends that shareholders of the Strategy Fund vote to approve the  Agreement and Plan.  If  shareholders  of the Strategy Fund approve the Agreement and Plan,  substantially all of the Strategy Fund's assets
(subject to its  liabilities)  will be transferred to the Global Equity Fund, in exchange for an equal value of shares of the Global Equity Fund. These shares of the  Global  Equity  Fund  will  then  be  distributed  to the  Strategy  Fund's shareholders.  As illustrated in the following chart, shareholders of each class of the Strategy Fund will receive shares of the  equivalent  class of the Global
Equity Fund equal in value to their investment in the Strategy Fund:

=========================================== =======================================================
        Shareholders who own:                                   Will receive:
=========================================== =======================================================
=========================================== =======================================================
 Class A shares of the Strategy Fund          Class A shares of the Global Equity Fund ("Global
  ("Strategy Fund Class A Shares")                       Equity Fund Class A Shares")
=========================================== =======================================================
=========================================== =======================================================
 Class B shares of the Strategy Fund          Class B shares of the Global Equity Fund ("Global
  ("Strategy Fund Class B Shares")                       Equity Fund Class B Shares")
=========================================== =======================================================
=========================================== =======================================================
 Class C shares of the Strategy Fund          Class C shares of the Global Equity Fund ("Global
  ("Strategy Fund Class C Shares")                       Equity Fund Class C Shares")
=========================================== =======================================================
=========================================== =======================================================
 Class Y shares of the Strategy Fund          Class Y shares of the Global Equity Fund ("Global
  ("Strategy Fund Class Y Shares")                       Equity Fund Class Y Shares")
=========================================== =======================================================

The  Strategy  Fund  will  then  be  liquidated.  As a  result  of the  proposed transaction,  which is referred  to in this  Prospectus/Proxy  Statement  as the
"Transaction,"  you will cease to be a shareholder  of the Strategy Fund and you will become a shareholder  of the Global Equity Fund.  This  exchange,  which is intended to be a tax-free  reorganization for federal income tax purposes,  will occur on a date agreed to between the Managed Trust and the Trust.

     The Global Equity Fund is a series of the Trust, an investment company that is advised by UBS Global Asset Management (Americas) Inc. The Global Equity Fund
has an investment  objective and  investment  polices that are similar,  but not identical, to those of the Strategy Fund. UBS Global Asset Management (Americas)
Inc.,  the  investment  advisor for the Global Equity Fund, and UBS Global Asset
Management  (US) Inc.,  the  investment  advisor for the Strategy Fund, are both indirect, wholly owned subsidiaries of UBS AG.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Board of Trustees of the Managed Trust (the "Managed Trust Trustees" or "Managed
Trust Board") has concluded that the Transaction is in the best interests of the shareholders  of the Strategy  Fund.  The Managed Trust  Trustees also concluded that no dilution in value would result to the  shareholders of the Strategy Fund as a result of the Transaction.

                       THE MANAGED TRUST BOARD RECOMMENDS
                THAT YOU VOTE TO APPROVE THE AGREEMENT AND PLAN.

How will the shareholder voting be handled?

     Shareholders  of the Strategy  Fund who own shares at the close of business on January 3, 2003 (the "Record  Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share that they hold.  To approve  the  reorganization  of the
Strategy  Fund into the Global  Equity Fund,  a majority  (as defined  under the
Investment  Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting  shares of the Strategy  Fund must be voted in favor of the Agreement and
Plan.

     Please  vote  by  proxy  as  soon  as  you  receive  this  Prospectus/Proxy
Statement.  You may cast your vote by completing  and signing the enclosed proxy card or by telephone or via the  Internet.  If you return your signed proxy card or vote by telephone or via the Internet,  your votes will be officially cast at the Meeting by the persons  appointed  as proxies.  You can revoke your proxy or change  your  voting  instructions  at any time  until  the vote is taken at the
Meeting. For more details about shareholder voting, see the "Voting Information"
section of this Prospectus/Proxy Statement.

What are the general tax consequences of the Transaction?

     It is expected  that  shareholders  of the Strategy Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of the Global Equity Fund. You should, however,  consult your tax advisor  regarding the effect of the  Transaction,  if any, in light of your  individual  circumstances.  You should also consult your tax advisor about state  and  local tax  consequences  of the  Transaction,  if any,  because  the information about tax consequences in this Prospectus/Proxy Statement relates to the federal income tax consequences only. For further  information about the tax consequences of the Transaction,  see "Information  About the Transaction - What
are the tax consequences of the Transaction?"

COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

     The Strategy Fund and Global Equity Fund each operate as a diversified fund under  the  1940  Act.  The  Strategy  Fund  and the  Global  Equity  Fund  have substantially  similar,  but not identical,  investment  objectives.  The Global
Equity Fund seeks to maximize total return,  consisting of capital  appreciation and current income. The Strategy Fund seeks long-term capital appreciation.  The investment  objectives  of the Funds differ to the extent that the Strategy Fund solely  pursues  capital  appreciation,  whereas  the Global  Equity  Fund seeks current income, along with capital appreciation, in order to maximize the Fund's total  return.  Each  Fund's  investment  objective  cannot be  changed  without shareholder approval.

     Each Fund seeks to achieve its  objective by investing its assets in equity securities issued by U.S. and foreign companies. Under normal circumstances, the
Global Equity Fund invests at least 80% of its net assets (plus  borrowings  for investment  purposes,  if any) in  equity  securities.  The  Strategy  Fund also invests  at least 80% of its assets in equity  securities  and has  focused  its investments on typically large  companies.  In contrast,  the Global Equity Fund may invest in the equity  securities of U.S. and foreign  companies of any size.
In addition,  while both Funds may invest in foreign companies,  only the Global
Equity  Fund  has an  investment  policy  that  permits  the Fund to  invest  in companies in emerging market countries.

     There are,  however,  significant  differences in the strategy by which the investment  advisor  to each Fund  seeks to achieve  its  respective  investment objective.  The  investment  advisor for the  Strategy  Fund uses a more passive investment  style to manage the assets of the Strategy  Fund, as compared to the investment  strategy used by the investment  advisor for the Global Equity Fund.
As required by the Strategy  Fund  Prospectus,  the  investment  advisor for the
Strategy Fund can only purchase the stocks included on the Global 50 Highlighted
Stocks  list,  a fifty  stock list of large  capitalization  stocks of U.S.  and foreign companies compiled by UBS Warburg Global Investment Strategy Group ("UBS
Warburg"),  in accordance with the percentage allocations assigned to each stock on the list. In contrast,  the investment advisor for the Global Equity Fund has far more flexibility and employs an active,  value-style  investment strategy to select  securities  for the Fund's  portfolio by  performing  detailed  country, industry  and  company  analysis  for each  security,  including  visits  to the company, its competitors and suppliers. Also, while the Strategy Fund limits its investments  to the  stocks  of the  50  companies  included  on the  Global  50
Highlighted  Stocks list,  the Global Equity Fund  maintains a more  diversified portfolio by investing in a larger number of issuers.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

     As with most investments,  an investment in the Strategy Fund or the Global
Equity Fund involves risks.  There can be no guarantee  against losses resulting from an  investment in either Fund,  nor can there be any assurance  that a Fund will achieve its investment  objective.  The risks associated with an investment in each Fund are  substantially  similar and include those risks associated with fluctuations  in the  securities  markets,  foreign  investing  and  engaging in derivative  transactions.  To the extent the  Global  Equity  Fund may invest in securities of small and medium size  companies,  it will be subject to the risks associated with investments in companies with smaller capitalizations. Also, the
Global  Equity Fund will be subject to the risks of  investing  in  companies in emerging market  countries in connection  with its emerging market  investments.
The  Strategy  Fund  is  subject  to the  risks  associated  with  focusing  its investments  in the stocks of a  relatively  small  number of issuers and market sectors.

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives and Policies."

Who manages the Funds?

     The management of the business and affairs of the Global Equity Fund is the responsibility  of the Board of Trustees of the Trust (the "UBS Funds  Trustees"
or  "UBS  Funds  Board").  The  UBS  Funds  Trustees  elect  officers,  who  are responsible for the day-to-day operations of the Global Equity Fund.

     UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a
Delaware  corporation,  is the investment advisor to the Global Equity Fund. UBS
Global AM (Americas) is an investment  management firm managing,  as of June 30,
2002,  $37  billion in assets.  UBS Global AM  (Americas)  and UBS Global  Asset
Management (US) Inc. ("UBS Global AM"), the investment  advisor for the Strategy
Fund and the  administrator  for the Strategy Fund and Global  Equity Fund,  are
both indirect, wholly owned subsidiaries of UBS AG. UBS AG, with headquarters in
Zurich,   Switzerland,  is  an  internationally  diversified  organization  with operations in many aspects of the financial  services  industry.  The address of
UBS Global AM (Americas) is One North Wacker Drive, Chicago, Illinois 60606.

     Pursuant to an investment  advisory agreement relating to the Global Equity
Fund,  UBS Global AM  (Americas)  is entitled to receive from the Global  Equity
Fund an  investment  advisory  fee equal,  on an annual  basis,  to 0.80% of the average daily net assets of the Fund. UBS Global AM (Americas) has contractually agreed to waive its fees  and/or  reimburse  certain  expenses so that the total operating  expenses  (excluding  12b-1  fees) of the Global  Equity  Fund do not exceed 1.00% of the average  daily net assets of each class of the Global Equity
Fund during the Fund's fiscal year ending June 30, 2003. Thereafter, the expense limit for the Global  Equity Fund will be reviewed  each year, at which time the continuation  of the expense limit will be discussed by UBS Global AM (Americas)
and the UBS Funds Trustees.  The contractual fee waiver  agreement also provides that UBS Global AM  (Americas)  is entitled to  reimbursement  of fees it waived and/or  expenses it reimbursed  for a period of three years  following  such fee waivers and  expense  reimbursements,  provided  that the  reimbursement  by the
Global  Equity  Fund of UBS  Global  AM  (Americas)  will not  cause  the  total operating expense ratio to exceed any contractual limit in effect for the Global
Equity Fund.

     In addition,  if the  Transaction  is approved by the  shareholders  of the
Strategy Fund, it is contemplated  that,  effective July 1, 2003, the investment advisory fee payable to UBS Global AM  (Americas) by the Global Equity Fund will be  permanently  reduced  from  0.80% to 0.75% of the Fund's  average  daily net assets,  which is the current rate of the Strategy  Fund's  investment  advisory fee.

     Investment  decisions  for the Global Equity Fund are made by an investment management  team at UBS  Global  AM  (Americas).  No  member  of the  investment
management  team  is  primarily  responsible  for  making   recommendations  for
portfolio purchases by the Fund.

     The  management  of the business  and affairs of the  Strategy  Fund is the responsibility  of the Managed Trust Trustees.  The Managed Trust Trustees elect officers,  who are  responsible  for the  day-to-day  operations of the Strategy
Fund.

     UBS Global AM is the investment  advisor and  administrator of the Strategy
Fund.  As of  October  31,  2002,  UBS  Global  AM was the  investment  advisor, sub-advisor or manager of 25 investment  companies  with 47 separate  portfolios and aggregate assets of approximately $71.6 billion.

     Pursuant to an investment  advisory  agreement for the Strategy  Fund,  UBS
Global AM is entitled to receive a fee for advisory and administrative  services at the annual rate of 0.75% of the Strategy Fund's average daily net assets.

     T. Kirkham  Barneby,  supported by his  quantitative  investment  team,  is responsible for the day-to-day management of the Strategy Fund's portfolio.  Mr.
Barneby has been a managing director of UBS Global AM since 1994.

     UBS Warburg makes available its Global Investment Strategy Group to consult with UBS Global AM regarding  the  investment  themes and stocks  covered by UBS
Warburg Research Analysts.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structures of the Funds are identical.  The  operating  expenses  shown for the  Strategy  Fund are based on expenses  incurred during the Strategy  Fund's fiscal year ending  September 30,
2002. The operating expenses shown for the Global Equity Fund Class A Shares and
Global Equity Fund Class Y Shares,  before and after the Transaction,  are based on expenses  incurred  during the Global  Equity  Fund's most recent fiscal year ending June 30, 2002.  The Global  Equity Fund Class B Shares and Global  Equity
Fund Class C Shares are new  classes of shares that have been in  operation  for less than a full fiscal year and the operating  expenses shown for these classes of shares, before and after the Transaction, are annualized expenses.

                     FEES AND EXPENSES FOR THE STRATEGY FUND
                           AND THE GLOBAL EQUITY FUND

                                SHAREHOLDER FEES
                    (fees paid directly from your investment)

---------------------- -------------------- -------------------- --------------------- --------------- --------
                                                                                                   Redemption
                                                                                                   Fee (as a %
                                                                                                    of amount
                                                                                                    redeemed
                      Maximum Sales       Maximum Sales        Maximum Contingent                   within 90
                     Charge (Load) (as   Charge (Load) on       Deferred Sales                       days of
  Fund Names and     a % of offering     Purchases (as a %   Charge (Load) (as a                   purchase, if
Classes of Shares        price)          of offering price)   % of offering price)   Exchange Fee  applicable)
------------------ -------------------- -------------------- --------------------- --------------- ------------

 Strategy Fund
    Class A              5.50%                5.50%                 None                None           None
    Class B              5.00%                None                  5.00%               None           None
    Class C              2.00%                1.00%                 1.00%               None           None
    Class Y              None                 None                  None                None           None

 Global Equity Fund
    Class A              5.50%                5.50%                 None                None           1.00%*
    Class B              5.00%                None                  5.00%               None           None
    Class C              2.00%                1.00%                 1.00%               None           None
    Class Y              None                 None                  None                None           1.00%*

 Global Equity Fund
  After Transaction
    Class A              5.50%                5.50%                 None                None           1.00%*
    Class B              5.00%                None                  5.00%               None           None
    Class C              2.00%                1.00%                 1.00%               None           None
    Class Y              None                 None                  None                None           1.00%*

---------------------- -------------------- -------------------- --------------------- --------------- --------

                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

-------------------- ------------- ------------------ ------------ ---------------- ----------------- ---------
                                                                                    Management Fee
                                     Distribution and               Total Annual     Waivers and
Fund Names and         Management    Service (12b-1)    Other      Fund Operating      Expense         Net
Classes of Shares         Fees            Fees         Expenses      Expenses       Reimbursements   Expenses
-------------------- ------------- ------------------ ------------ ---------------- ---------------- --------

    Strategy Fund
       Class A            0.75%            0.25%        0.28%           1.28%            None         1.28%
       Class B            0.75%            1.00%        0.32%           2.07%            None         2.07%
       Class C            0.75%            1.00%        0.32%           2.07%            None         2.07%
       Class Y            0.75%            None         0.28%           1.03%            None         1.03%

Global Equity Fund***
       Class A            0.80%            0.25%        0.50%**         1.55%            0.30%        1.25%
       Class B            0.80%            1.00%        0.53%**         2.33%            0.33%        2.00%
       Class C            0.80%            1.00%        0.51%**         2.31%            0.31%        2.00%
       Class Y            0.80%            None         0.47%**         1.27%            0.27%        1.00%

Global Equity Fund After
     Transaction***
       Class A            0.80%****        0.25%        0.40%**         1.45%            0.20%        1.25%
       Class B            0.80%****        1.00%        0.40%**         2.20%            0.20%        2.00%
       Class C            0.80%****        1.00%        0.40%**         2.20%            0.20%        2.00%
       Class Y            0.80%****        None         0.40%**         1.20%            0.20%        1.00%

*    Please  see  the  section  entitled  "Purchase,   Exchange  and  Redemption
     Procedures" for additional  information concerning the applicability of the redemption fee.

**   Includes an administrative  fee of 0.075% paid by the Global Equity Fund to
     UBS Global AM.

***  The  Trust,  with  respect  to the Global  Equity  Fund,  and UBS Global AM
     (Americas)  have  entered  into a written  agreement  pursuant to which UBS
     Global AM  (Americas)  has agreed to waive a portion of its fees  and/or to reimburse  expenses to the extent that the Global Equity  Fund's  expenses, for the fiscal year ending June 30, 2003,  otherwise  would exceed the "Net
     Expenses"  rate shown in the table above for each of the Global Equity Fund
     Class A Shares, Global Equity Fund Class B Shares, Global Equity Fund Class
     C Shares and Global Equity Fund Class Y Shares, as applicable.  Pursuant to the  written  agreement,  UBS  Global  AM  (Americas)  is  entitled  to  be reimbursed  for any fees it waives and expenses it reimburses  for a period of three years  following such fee waivers and expense  reimbursements,  to the  extent  that such  reimbursement  of UBS Global AM  (Americas)  by the
     Global  Equity  Fund will not cause the  Global  Equity  Fund to exceed any applicable  expense  limit that is in place for the Fund.  Prior to July 1,
     2002, the Global Equity Fund was subject to permanent  expense caps for its classes of shares at identical rates.

**** If the  Transaction is approved by the  shareholders  of the Strategy Fund,
     UBS  Global  AM  (Americas)  has  undertaken  to  permanently   reduce  the
     management  fee payable by the Global Equity Fund to 0.75%,  effective July
     1, 2003.

     Examples:

     The  following  Examples  are  intended  to help  you  compare  the cost of investing in the Strategy  Fund with the cost of investing in the Global  Equity
Fund.  The  Examples  assume  that you invest  $10,000 in each Fund for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods.  Each Example also  assumes that your  investment  has a 5% return each year.1 These are examples only, and do not represent future expenses,  which may be greater or less than those shown below.

---------------------------------------------------------- ------------- ------------- ------------ -------------
                                                               1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------- ------------- ------------- ------------ -------------

Strategy Fund
   Class A                                                      $673          $934       $1,214        $2,010
   Class B (assuming sale of all shares at end of period)        710           949        1,314         2,012
   Class B (assuming no sale of shares)                          210           649        1,114         2,012
   Class C (assuming sale of all shares at end of period)        408           742        1,202         2,476
   Class C (assuming no sale of shares)                          308           742        1,202         2,476
   Class Y                                                       105           328          569         1,259

Global Equity Fund (Before Transaction)
   Class A                                                      $670          $985       $1,321        $2,270
   Class B (assuming sale of all shares at end of period)        703           996        1,415         2,266
   Class B (assuming no sale of shares)                          203           696        1,215         2,266
   Class C (assuming sale of all shares at end of period)        401           785        1,295         2,696
   Class C (assuming no sale of shares)                          301           785        1,295         2,696
   Class Y                                                       102           376          671         1,510

Global Equity Fund (After Transaction)
   Class A                                                      $670          $965       $1,281        $2,174
   Class B (assuming sale of all shares at end of period)        703           969        1,361         2,154
   Class B (assuming no sale of shares)                          203           669        1,161         2,154
   Class C (assuming sale of all shares at end of period)        401           762        1,250         2,593
   Class C (assuming no sale of shares)                          301           762        1,250         2,593
   Class Y                                                       102           361          640         1,437

1    The Funds' actual returns may be greater or less than the  hypothetical  5%
     return used.  The 1 Year costs in the  examples for the Global  Equity Fund reflect  net  operating  expenses  after the  contractual  fee  waivers and expense reimbursements.

Where can I find more financial information about the Funds?

     The  Global   Equity   Fund   Annual   Report,   which   accompanies   this
Prospectus/Proxy  Statement as Exhibit C,  includes a  discussion  of the Global
Equity  Fund's  performance  during  the past  fiscal  year and  shows per share information for the Global Equity Fund for the last five fiscal years.

     The Strategy Fund  Prospectus  and the Strategy Fund Annual Report  contain further  financial  information  about the Strategy  Fund.  These  documents are available upon request (see "INFORMATION ABOUT THE STRATEGY FUND").

What are other key features of the Funds?

     Administrative,  Transfer  Agency,  Accounting  and Custody  Services.  UBS
Global AM serves as the  administrator  to both the Global  Equity  Fund and the
Strategy Fund. As administrator,  UBS Global AM provides various  administration and accounting  services to the Funds. For the Strategy Fund, these services are included  in the fee that the Fund  pays  pursuant  to its  investment  advisory agreement.  For the  Global  Equity  Fund,  UBS  Global  AM is  responsible  for administering the affairs of the Global Equity Fund,  including  supervising and managing all aspects of the Fund's  operations  (other than investment  advisory
activities)  pursuant  to  a  separate   administration   contract.   Under  the
administration  contract,  the  Global  Equity  Fund  pays UBS  Global AM a fee, computed  daily and paid  monthly,  at an annual  rate of 0.075% of the  average daily net  assets of the Global  Equity  Fund.  J.P.  Morgan  Investor  Services
Company,  a corporate  affiliate  of JP Morgan  Chase Bank ("JP Morgan  Chase"), provides accounting,  portfolio valuation and certain administrative services to the Global Equity Fund  pursuant to a Multiple  Services  Agreement  between the
Trust and JP Morgan Chase.

     PFPC Inc. is the transfer agent and dividend  disbursing agent for both the
Global Equity Fund and the Strategy  Fund.  PFPC Inc., a subsidiary of PNC Bank,
N.A., is located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

     JP Morgan Chase is the custodian of the  securities and other assets of the
Global Equity Fund. JP Morgan Chase is located at 270 Park Avenue, New York, New
York 10017. State Street Bank and Trust Company, located at 1776 Heritage Drive,
North  Quincy,  Massachusetts  02171,  serves as the  custodian for the Strategy
Fund.

     Distribution  Services  and Rule 12b-1  Plans.  The UBS Funds  Trustees and
Managed  Trust  Trustees  have  each  appointed  UBS  Global  AM to serve as the principal  underwriter  of the shares of each class of the Funds.  UBS Global AM offers the shares of the Global  Equity Fund and the shares of the Strategy Fund on a best-efforts  basis pursuant to separate principal  underwriting  contracts between UBS Global AM and the Trust,  and UBS Global AM and the  Managed  Trust,
respectively.  In addition to its services in distributing  shares of the Global
Equity Fund and Strategy Fund, UBS Global AM also provides  ongoing  shareholder services  to each  Fund.  UBS  Global AM is  authorized,  under  each  principal underwriting contract, to enter into dealer agreements with other broker-dealers
(affiliated  and  non-affiliated)  with  respect  to  sales  of  shares  of  the respective  Fund or in connection  with the  provision of service  activities (a
"Qualified Dealer").  UBS Global AM markets shares of the Global Equity Fund and the Strategy Fund directly or through a Qualified  Dealer.  With respect to both the Global  Equity  Fund and the  Strategy  Fund,  when UBS  Global AM  receives service fees, distribution fees or sales charges, it may pay some or all of them to Qualified Dealers.

     Rule 12b-1 Plans.  Each of the Global Equity Fund and the Strategy Fund has
adopted separate  shareholder  service and/or  distribution plans or "Rule 12b-1
Plans"  for the  Fund's  Class A Shares (a  "Class A  Plan"),  Class B Shares (a
"Class B  Plan")  and  Class C Shares  (a  "Class  C Plan")  (collectively,  the
"Plans").  Under the Plans of each Fund,  UBS Global AM is entitled to receive a service fee, accrued daily and payable  monthly,  at the annual rate of 0.25% of the average daily net assets of each class of shares of each Fund. UBS Global AM uses the service  fees it receives  to  compensate  dealers and others for their expenses  in  connection  with  providing  shareholder  services  for the Funds, including the maintenance of shareholder accounts.

     In addition to the service  fees,  the Global  Equity Fund and the Strategy
Fund pay distribution fees to UBS Global AM pursuant to each Fund's Class B Plan and  Class C Plan.  The  distribution  fees  are paid to UBS  Global  AM for its services and expenses in distributing  and promoting Class B and Class C shares.
These  expenses  may  include,  among  others,  the  preparation,  printing  and distribution of advertisements  and sales literature for prospective  investors;
the  distribution  of  prospectuses  and other  shareholder  materials for sales purposes;  the payment of distribution  fees to  broker-dealers  that enter into dealer  agreements  with UBS  Global  AM;  and the  payment  of  other  expenses allocated to UBS Global AM's  distribution  activities.  The  distribution  fees payable under the Class B Plans and Class C Plans for the Funds may also be used to pay UBS Global AM for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     Under  its Class B Plan and  Class C Plan,  each Fund pays UBS  Global AM a distribution fee, accrued daily and payable monthly,  at an annual rate of 0.75%
of the average daily net assets of the Fund's Class B Shares and Class C Shares, respectively.

     Because  12b-1  fees are paid out of the  assets of a class of a Fund on an on-going  basis,  over time these fees will increase the cost of a shareholder's investment  and may cost the  shareholder  more than paying other types of sales charges.

     Global  Equity Fund Class Y Shares and Strategy  Fund Class Y Shares do not
have Rule 12b-1 Plans.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption  of shares of the Strategy  Fund and the Global  Equity
Fund are similar. You may refer to the Strategy Fund Prospectus,  and the Global
Equity Fund Prospectus,  which accompanies this Prospectus/Proxy  Statement, for the purchase,  exchange,  and redemption procedures applicable to the purchases, exchanges and redemptions of shares of the Strategy Fund and Global Equity Fund, respectively.  Set forth  below is a brief  description  of the basic  purchase, exchange,  and redemption  procedures applicable to the shares of the Funds. The shareholders  of the  Strategy  Fund will not be  subject  to any  front-end  or contingent  deferred  sales  charges  described  below  in  connection  with the
Transaction.

     Shares of either Fund may be purchased directly from the Fund by contacting its transfer agent, or through brokers,  dealers, other financial intermediaries and financial  institutions  (banks and bank trust  departments) that have sales agreements with the Global Equity Fund (each an "Authorized Dealer"), or through an  intermediary  designated  by an  Authorized  Dealer to accept  purchase  and redemption orders  ("Sub-Designee").  Authorized  Dealers may charge transaction fees for their services in connection  with the purchase of shares of the Global
Equity Fund. These transaction fees are not charged on shares purchased directly from the Global Equity Fund.

     Only  specific  types of investors  are eligible to purchase  Global Equity
Fund  Class Y Shares  and  Strategy  Fund  Class Y Shares.  You may refer to the
Global  Equity  Fund  Prospectus,   which   accompanies  this   Prospectus/Proxy
Statement, and the Strategy Fund Prospectus, for more information concerning the eligibility requirements for purchasing Class Y Shares of the Funds.

     The minimum  initial  investment  for each class of the  Strategy  Fund and
Global Equity Fund Class A Shares,  Global Equity Fund Class B Shares and Global
Equity Fund Class C Shares is $1,000, and each subsequent  investment must be at least $100.  The minimum  initial  investment for the Global Equity Fund Class Y
Shares is $10,000,000,  and each subsequent  investment must be at least $2,500.
Both Funds may waive or reduce their investment minimums for certain investors.

     Purchases of Class A Shares of each Fund are subject to a maximum front-end sales charge of 5.50% of the offering  price,  with  reduced  sales  charges for purchases of $50,000 or more, and no front-end sales charge imposed on purchases of $1,000,000  or more.  Purchases of  $1,000,0000  or more of Class A Shares of each Fund,  however,  are subject to a contingent deferred sales charge ("CDSC")
of 1.00% for shares redeemed within one year after purchase.

     Purchases  of Class B Shares of each Fund are not subject to a sales charge on purchases, but are subject to a CDSC when shares are sold before the end of a specified period.  Sales of Class B Shares of each Fund are subject to a CDSC as shown in the table below:

If shares are sold within:  Percentage (based on amount of investment) by which the shares' net asset value is multiplied:

                               Less than        $100,000 to       $250,000 to      $500,000 to
                                $100,000          $249,999         $499,999          $999,999
                                --------          --------         --------          --------
1st year since purchase            5%                3%               3%                2%
2nd year since purchase            4%                2%               2%                1%
3rd year since purchase            3%                2%               1%               None
4th year since purchase            2%                1%              None              None
5th year since purchase            2%               None             None              None
6th year since purchase            1%               None             None              None
7th year since purchase           None              None             None              None

     The CDSC for the Class B Shares of each Fund is calculated  by  multiplying the lesser of the net asset  value of the shares at the time of  purchase or the net asset value at the time of sale by the  applicable  percentage  shown in the table  above.  Class B Shares of each Fund  automatically  convert to the Fund's
Class A Shares,  which have lower ongoing  expenses,  after the end of the sixth year for purchases of less than  $100,000,  after the end of the fourth year for purchases  of at least  $100,000  but less than  $250,000,  after the end of the third year for purchases of at least $250,000 but less than $500,000,  and after the end of the second year for  purchases of at least  $500,000 but less than $1 million.

     Regardless of the amount of the investment,  Class B Shares of Family Funds
("Family  Funds" include other UBS Funds,  UBS PACE Select funds and other funds for which UBS Global AM serves as principal  underwriter)  purchased or acquired prior to  November  5,  2001 and  exchanged  (including  exchanges  as part of a reorganization,  such as the Transaction) for shares of the Funds after November
5, 2001  (collectively,  "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold  within  the first  year  since  purchase;  (ii) 4%, if shares are sold within the second year since  purchase;  (iii) 3%, if shares are sold within the third year  since  purchase;  (iv) 2%, if shares  are sold  within the fourth or fifth year since purchase;  and (v) 1%, if shares are sold within the sixth year of purchase.  Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically  convert to Class A Shares, which have lower ongoing  expenses.  Shareholders  who purchased or acquired  Strategy Fund
Class B Shares prior to November 5, 2001,  will receive  Prior Class B Shares of the Global Equity Fund in the Transaction.

     The Class C Shares of each Fund are subject to a front-end  sales charge of
1.00% of the offering price,  and a CDSC of 1.00% of the shares' net asset value if the shares are sold  within one year of  purchase.  The CDSC for each  Fund's
Class C Shares is calculated by multiplying the lesser of the net asset value of the shares at the time of purchase or the net asset value at the time of sale by
1.00%.

     The Funds'  reduce or waive their sales  charges for certain  investors and transactions  in the Funds'  shares.  For a complete  description  of the Funds'
sales charges and the exemptions  from such charges,  please refer to the Global
Equity Fund Prospectus,  which accompanies this Prospectus/Proxy  Statement, and the  Statement  of  Additional  Information  relating  to this  Prospectus/Proxy
Statement, as well as the Strategy Fund Prospectus and Strategy Fund SAI. Global
Equity Fund Class Y Shares and Strategy Fund Class Y Shares are not subject to a front-end sales charge or a CDSC.

     The  Global  Equity  Fund  Class A and  Class Y  Shares  are  subject  to a redemption  fee if the shares are redeemed or exchanged  shortly  after they are purchased.  For  shareholders  who sell or exchange  Global  Equity Fund Class A
Shares or sell  Global  Equity  Fund Class Y Shares  less than 90 days after the date of their  purchase,  a redemption  fee of 1.00% of the amount of the shares sold or exchanged will be deducted at the time of the  transaction.  This amount is paid to the Global  Equity Fund,  and not to UBS Global AM  (Americas) or UBS
Global AM. The  redemption fee is designed to offset the costs  associated  with fluctuations  in the Global  Equity  Fund's  asset level and cash flow caused by short-term  shareholder trading. For purposes of calculating the redemption fee, shares  of the Fund held the  longest  will be  redeemed  first.  Under  certain circumstances, the redemption fee described above is not applied to transactions in Global Equity Fund Class A Shares and Global Equity Fund Class Y Shares.  For
a description of the  circumstances  in which the redemption fee is not charged, see the Global Equity Fund Prospectus,  which accompanies this  Prospectus/Proxy
Statement. The shares of the Strategy Fund are not subject to a redemption fee.

     The  purchase  price of shares  of each  Fund is based on net  asset  value
("NAV"),  plus any applicable sales charge.  The NAV per share for each class of each Fund is calculated as of the close of regular trading (generally, 4:00 p.m.
Eastern  time) on each day that the New York Stock  Exchange  ("NYSE")  is open.
Purchase  orders for shares of each Fund  received  in good form by the close of regular  trading on the NYSE are priced  according to the NAV determined on that day;  otherwise,  they are priced  according  to the next  determined  price per share. Each Fund reserves the right to reject any purchase request.

     Shares of each class of each Fund, except the Funds' Class Y Shares, may be exchanged for shares of the same class of most other Family Funds.  Exchanges in shares of both Funds are subject to the initial minimum investment  requirements to the same extent as purchases of the shares.  Exchanges are not subject to any sales charges at the time of the exchange. Exchanges are treated as a redemption and new purchase for federal income tax purposes, and accordingly,  may have tax consequences for shareholders.

     Shares of each class of each Fund may be sold at any time at the NAV (minus any  applicable  sales  charge)  next  calculated  after the Fund  receives  the redemption order in good form. Shareholders of either Fund can sell their shares by  contacting  the  Funds'  transfer  agent or, if  shares  are held  through a financial institution, by contacting the shareholders' investment professionals, an Authorized  Dealer or a Sub-Designee.  Each  institution or professional  may have its own procedures and requirements for selling shares of the Funds and may charge fees.

     Dividends,  Distributions  and Taxes.  Each Fund normally declares and pays income  dividends and distributes  any realized gains annually.  Both the Global
Equity  Fund and the  Strategy  Fund  automatically  reinvest  distributions  in additional  shares of the same class of that Fund,  unless the Fund is  notified that the shareholder elects to receive such distributions in cash.

     Distributions  from both the  Global  Equity  Fund and the  Strategy  Fund, whether  received in cash or in  additional  shares,  are  generally  subject to income  tax.  In  general,  distributions  from  either  Fund are taxable to the shareholder as either ordinary  income or capital gains.  Both the Global Equity
Fund and Strategy Fund notify their shareholders  annually of the source and tax status of all Fund  distributions  for  federal  income tax  purposes.  For more information  about the tax implications of investments in the Global Equity Fund and the Strategy Fund, see the Global Equity Fund Prospectus,  which accompanies this Prospectus/Proxy Statement, the Strategy Fund Prospectus, the Strategy Fund
SAI,   and  the   Statement   of   Additional   Information   relating  to  this
Prospectus/Proxy Statement.

                           REASONS FOR THE TRANSACTION

     When the Strategy Fund was launched,  the Fund's investment  advisor,  then known as  Mitchell  Hutchins  Asset  Management  ("Mitchell  Hutchins"),  had no
affiliation with UBS AG. Approximately  eighteen months later, Mitchell Hutchins became part of UBS AG's asset  management  division  and began  analyzing  UBS's wide-ranging  investment  management  capabilities.  At that point in time,  the
Strategy  Fund had  assumed a global  equity  focus (in  contrast to its initial emphasis on domestic stocks).

     UBS Global  Asset  Management  has a  twenty-year  track record of managing global  equity  mandates  for  institutional  clients  and  devotes  substantial resources to this strategy.  It has more than 450 investment  specialists and 85 global equity  analysts  located in twelve  countries.  UBS Global AM (Americas)
employs an active, value-style investment strategy in managing the Global Equity
Fund by assessing  securities  throughout  the global  market  through  country, industry  and  company  analysis,  while also using  quantitative  risk  control techniques.  UBS Global AM began offering this capability  through a mutual fund when the Global Equity Fund was launched in January 1994.

     The  Strategy  Fund is required by its  prospectus  to adhere to the stocks included in the Global 50  Highlighted  Stocks list that is based on the analyst research of UBS Warburg LLC, an affiliate of UBS Global AM. The Strategy  Fund's investment advisor thus has limited flexibility in making investment  decisions, as compared to the active management by UBS Global AM of the Global Equity Fund.
Furthermore,  the Strategy Fund is considerably less diversified than the Global
Equity Fund.  Finally,  the relative  performance  of the Global  Equity Fund is superior to that of the Strategy Fund for the three-year  period ending December
2, 2002 (the inception date of Strategy Fund), -7.38% vs. -24.74%, respectively, for Class A Shares  after  reduction  for sales  charges,  and for the  one-year period ending November 30, 2002, -10.64% vs. -20.39%,  respectively, for Class A
Shares after reduction for sales charges.

     UBS Global AM also noted that the assets of the Strategy Fund have declined due to sizeable redemption activity and the Fund's performance.  The Transaction would eliminate certain duplicative costs by merging two similar funds sponsored by entities belonging to the UBS Global Asset Management division. The merger of the Strategy Fund and the Global Equity Fund is intended to create a larger fund with a larger asset base,  providing certain economies of scale,  which benefits shareholders as well as UBS Global AM.

     The  Agreement  and Plan was  presented to the Managed  Trust  Trustees for their  consideration.  In conjunction with the presentation of the Agreement and
Plan,  the Managed Trust  Trustees  questioned UBS Global AM about the potential benefits and costs of the Transaction to the  shareholders of the Strategy Fund.
In deciding whether to recommend  approval of the Transaction to shareholders of the Strategy Fund,  the Managed Trust  Trustees  considered a number of factors.
The Managed  Trust  Trustees did not assign  relative  weights to the  following factors or deem any one of them to be controlling in and of itself.  The factors included:

          o    The  Strategy  Fund  and the  Global  Equity  Fund  have  similar investment  objectives  and both Funds  invest  primarily  in the global  equity  markets.  Thus, if the  Transaction  is approved,
               Strategy  Fund's  shareholders  will  continue to own shares of a fund with a global focus on equity investments.

          o    As compared to the Strategy Fund's highly concentrated portfolio, the Global Equity Fund's  portfolio is more  diversified and less volatile.

          o    "Best ideas"  research  funds,  such as the Strategy  Fund,  have generally  declined in  popularity  among  investors  due to poor performance and critical press attention.

          o    The Strategy  Fund's assets have  diminished  due to  shareholder redemptions and the Fund's performance.

          o    Strategy Fund performance for the three years since its inception and the  one-year  period  ending  November  30,  2002  has  been disappointing  relative to the  performance  of the Global Equity
               Fund.

          o    The Global Equity Fund's actively managed, global equity strategy may be more  appropriate  for  investors  seeking  global  equity exposure than the Strategy Fund's  investment  strategy of basing
               all   investment   decisions   on  a  list   of   analyst   stock
               recommendations.

          o    Strategy Fund  shareholders will not pay a sales charge to become shareholders  of the Global  Equity Fund in  connection  with the
               Transaction.

          o    The Transaction is intended to be a tax-free  reorganization  for federal income tax purposes and, thus, Strategy Fund shareholders will not be required  to pay any  federal  income tax solely as a result of the exchange of their  shares of the Strategy  Fund for shares of the Global Equity Fund.

          o    UBS Global AM will bear 50% of the  expenses of the  transaction.
               The  Strategy  Fund and the Global  Equity Fund each will pay its proportionate share of the remaining expenses of the Transaction, based on the Fund's relative net assets.

          o    Because the proposed Transaction will be effected on the basis of the relative net asset values of the Funds,  shareholders  of the
               Strategy  Fund will not  experience  any dilution in the value of their investments as a result of the Transaction.

          o    If the  Transaction is approved by  shareholders  of the Strategy
               Fund and the merger of the Funds is  consummated,  the investment advisory  fee for the  Global  Equity  Fund  will be  permanently reduced  from  0.80% to 0.75% of the  Fund's  average  daily  net assets, effective July 1, 2003.

          o    The expense ratios of the Global Equity Fund, taking into account the contractual fee waivers, are lower than the expense ratios of the Strategy Fund. However, if the contractual fee waivers, which expire on June 30, 2003,  are not continued for the Global Equity
               Fund's 2004 fiscal year,  the expense ratios of the Global Equity
               Fund may be  higher  than the  Strategy  Fund's  current  expense ratios  even  with the  reduction  of the  Global  Equity  Fund's investment advisory fee.

          o    UBS  Global  AM  (Americas)  is   experienced  in  analyzing  and
               selecting  investments in the global equity  markets.  UBS Global
               Asset  Management  has 450 investment  specialists  and 85 global equity analysts in twelve countries.

          o    As  shareholders  of  the  Global  Equity  Fund,   Strategy  Fund
               shareholders would continue to benefit from the same high-quality fund administration and shareholder services.

          o    The potential for the combined fund to attract new assets because
               of  the  Global  Equity  Fund's  actively  managed,   value-style
               investment strategy.

          o    It may be  detrimental  for the Strategy  Fund to compete for the same investor  assets with the Global Equity Fund,  each of which is  advised  and  distributed  by a  subsidiary  of UBS  AG.  The
               Strategy Fund is advised,  and each Fund is  distributed,  by UBS
               Global  AM.  The  Global  Equity  is  advised  by UBS  Global  AM
               (Americas), another subsidiary of UBS AG.

     The Managed Trust Trustees  concluded  that the  Transaction is in the best interests of the shareholders of the Strategy Fund and that no dilution of value would result for the shareholders of the Strategy Fund from the Transaction. The
Managed  Trust  Trustees,  including  a  majority  of the  Trustees  who are not interested  persons of the Strategy Fund,  then decided to approve the Agreement and Plan and to recommend that shareholders of the Strategy Fund vote to approve the Transaction.

     The UBS Funds Trustees also determined that the Transaction was in the best interests of the Global Equity Fund and its shareholders and that no dilution of value would result to those shareholders.

     For the reasons  discussed above, the Managed Trust Board, on behalf of the
Strategy Fund, recommends that you vote FOR the Agreement and Plan.

     If the  shareholders  of the Strategy Fund do not approve the Agreement and
Plan, the  Transaction  will not take place,  and the Managed Trust Trustees may consider other possible courses of action, including liquidation and dissolution of the Strategy Fund.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary  of the  Agreement  and Plan.  You  should  read the actual Agreement and Plan. It is attached as Exhibit A and  incorporated  herein by reference.

How will the Transaction be carried out?

     If the  shareholders  of the Strategy  Fund approve the Agreement and Plan, the  Transaction  will take place after various  conditions are satisfied by the
Managed Trust,  on behalf of the Strategy  Fund, and by the Trust,  on behalf of the Global Equity Fund, including the delivery of certain documents. The Managed
Trust and the Trust will agree on the specific  date for the actual  Transaction to take place (the "Closing").

     If the  shareholders  of the Strategy  Fund approve the Agreement and Plan, the Strategy  Fund will deliver to the Global Equity Fund  substantially  all of its assets, subject to its liabilities, at the Closing. In exchange, the Managed
Trust,  on behalf of the Strategy Fund,  will receive Global Equity Fund Class A
Shares, Global Equity Fund Class B Shares, Global Equity Fund Class C Shares and
Global Equity Fund Class Y Shares,  to be  distributed  pro rata by the Strategy
Fund to its shareholders in the corresponding  classes, in complete  liquidation and  dissolution  of the Strategy  Fund. The value of the assets of the Strategy
Fund to be  delivered  to the Global  Equity Fund shall be the value of such net assets  computed as of the close of business  of the NYSE  (normally,  4:00 p.m.
Eastern  time) on the last  business  day prior to the Closing  (the  "Valuation
Date").

     The stock transfer books of the Strategy Fund will be permanently closed as of the Valuation  Date.  The Strategy Fund will accept  requests for  redemption only if received in proper form before that time.  Requests  received after that time will be considered requests to redeem shares of the Global Equity Fund.

     To the extent  permitted by law, the Managed  Trust and the Trust may agree to amend the  Agreement  and Plan without  shareholder  approval.  They may also agree to terminate  and abandon the  Transaction  at any time before,  or to the extent  permitted  by law,  after the approval of  shareholders  of the Strategy
Fund.

Who will pay the expenses of the Transaction?

     UBS  Global  AM  will  pay  50% of the  expenses  in  connection  with  the
Transaction.  The Global  Equity  Fund and the  Strategy  Fund will each pay its proportionate  share of the remaining  50% of the expenses,  based on the Funds'
relative net assets.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Managed  Trust,  on behalf of the Strategy  Fund, and from the
Trust, on behalf of the Global Equity Fund, it is expected that Stradley, Ronon,
Stevens & Young,  LLP will provide a legal opinion that,  for federal income tax purposes,  (i)  shareholders of the Strategy Fund will not recognize any gain or loss as a result of the exchange of their shares of the Strategy Fund for shares of the Global Equity Fund, and (ii) the Global Equity Fund and its  shareholders will not recognize any gain or loss upon receipt of the Strategy Fund's assets.

     You should  recognize  that an  opinion  of  counsel is not  binding on the
Internal  Revenue  Service  ("IRS") or any court.  Neither the Managed Trust, on behalf of the Strategy Fund, nor the Trust, on behalf of the Global Equity Fund, will seek to obtain a ruling from the IRS regarding the tax  consequences of the
Transaction.  Accordingly,  if the IRS sought to challenge  the tax treatment of the  Transaction  and were  successful,  neither  of which is  anticipated,  the
Transaction  could be treated,  in whole or in part, as a taxable sale of assets by the Strategy Fund, followed by the taxable liquidation of the Strategy Fund.

     You  should   consult  your  tax  advisor   regarding  the  effect  of  the
Transaction, if any, in light of your individual circumstances.  You should also consult  your tax  advisor  about the state  and local tax  consequences  of the
Transaction,  if any, because this discussion only relates to the federal income tax consequences.

What should I know about the Global Equity Fund Shares?

     If the  Transaction is approved,  full and fractional  shares of the Global
Equity Fund will be issued without the imposition of a sales charge or other fee to shareholders of the Strategy Fund in accordance with the procedures described above.  When  issued,  each share will be duly and validly  issued,  fully paid, nonassessable  and fully  transferable.  All shares  have  noncumulative  voting rights.  This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees of the Trust. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     A shareholder of a class of shares of the Global Equity Fund will receive a pro rata share of all distributions arising from the Global Equity Fund's assets attributable to the class of shares owned by the shareholder, and upon redeeming shares,  will  receive  the  portion  of the  Global  Equity  Fund's  net assets attributable to the class of shares owned by the shareholder  represented by the redeemed shares.

     The shares of the Global Equity Fund will be recorded to each shareholder's account on the books of the Global  Equity  Fund's  transfer  agent.  The Global
Equity Fund does not issue share certificates.

How do shareholder rights and obligations of the Funds compare?

     While the Trust and the  Managed  Trust are  separate  entities,  organized
under  the  laws  of   different   jurisdictions   and   governed  by  different
organizational documents,  shareholders of the Strategy Fund will not experience a material reduction in shareholder rights as a result of the Transaction.

     The Trust is organized as a Delaware  statutory  trust (formerly known as a
Delaware  business  trust) and governed by an Agreement and Declaration of Trust
(the "Trust Agreement").  Under the Trust Agreement,  the Trust has an unlimited number of authorized shares of beneficial interest, with each share having a par value of $0.001 per share.  The Managed  Trust is organized  as a  Massachusetts business trust and governed by an Amended and Restated Declaration of Trust (the
"Declaration of Trust"). Pursuant to the Declaration of Trust, the Managed Trust
has an unlimited number of authorized shares of beneficial  interest,  with each share  having a par value of $0.001 per share.  The UBS Funds  Trustees  and the
Managed  Trust  Trustees  (together,  the  "Boards")  may,  without  shareholder approval, divide the authorized shares of the applicable trust into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval,  divide the series into two or more classes of shares. The
Trust currently  consists of fifteen  series,  including the Global Equity Fund.
Each series of the Trust,  including the Global Equity Fund, offers four classes of shares (designated Class A Shares, Class B Shares, Class C Shares and Class Y
Shares).  The Managed Trust currently  consists of a single series, the Strategy
Fund.  The  Strategy  Fund offers  four  classes of shares  (designated  Class A
Shares,  Class B Shares,  Class C Shares and Class Y Shares). The Trust and each series of the Trust,  as well as the Managed Trust and the Strategy  Fund,  will continue indefinitely until terminated.

     With  respect  to a series of shares  of the Trust and the  Managed  Trust, shares of the same class  have equal  dividend,  distribution,  liquidation  and voting rights, and fractional shares have proportionate  rights.  Each series or class bears its own expenses  related to its  distribution  of shares (and other expenses,  such as  transfer  agency,  shareholder  service  and  administration expenses). Generally, shares of the Trust will be voted in the aggregate without differentiation  between  separate  series or classes;  provided  however,  if a matter only affects certain series or classes,  then only shares of the affected series or classes shall be voted in the  aggregate.  Shares of the Managed Trust generally are voted by individual series,  except: (i) when required by the 1940
Act to be voted in the aggregate and not by individual series; and (ii) when the
Managed  Trust  Trustees  have  determined  that  the  matter  affects  only the interests of one or more classes, then only shares of the affected classes shall be entitled to vote.

     Under the Trust Agreement and the Declaration of Trust, as well as relevant state  law,  annual  meetings  of  shareholders  are not  required  to be  held.
Generally, each trust calls shareholder meetings only when specifically required by federal law or by the law of its jurisdiction of  organization.  Shareholders representing  one-tenth (10%) or more of the outstanding shares entitled to vote on a matter may cause each trust to call a shareholder meeting.  With respect to the Trust,  a shareholder  meeting is not required to be called upon the request of  shareholders  entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter that is substantially the same as a matter voted on at any  shareholder  meeting held during the preceding  twelve months.

     Under  Delaware law and the Trust's Trust  Agreement,  shareholders  of the
Global Equity Fund are not held  personally  liable for the  obligations  of the
Trust or the Global Equity Fund. In contrast, Massachusetts law does not include an express  provision  limiting the  personal  liability  of  shareholders  of a
Massachusetts business trust. Therefore, shareholders of the Strategy Fund could potentially be liable for the  obligations of the Managed Trust and the Strategy
Fund,  despite a provision in the  Declaration of Trust that limits  shareholder liability.

What are the assets of the Funds and what might the  capitalization be after the
Transaction?

     The  following  table sets forth,  as of June 30,  2002,  the assets of the
Global Equity Fund and the Strategy  Fund, and the estimated  capitalization  of the Global  Equity Fund as adjusted to give effect to the proposed  Transaction.
The final  capitalization  of the Global  Equity Fund is likely to be  different when the Transaction is consummated.

                             Global Equity                      Global Equity Fund
                                  Fund        Strategy Fund           Class A
                                Class A          Class A         after Transaction
                              (unaudited)      (unaudited)          (estimated)
                             --------------------------------------------------------
Net assets                     $15,173,431      $164,905,856         $180,057,737
Total shares outstanding         1,619,776        33,195,090           19,223,609
Net asset value per share             9.37             $4.97                $9.37

                             Global Equity                      Global Equity Fund
                                  Fund        Strategy Fund           Class B
                                Class B          Class B         after Transaction
                              (unaudited)      (unaudited)          (estimated)
                             --------------------------------------------------------
Net assets                        $417,713      $213,452,960         $213,847,396
Total shares outstanding            44,721        43,839,599           22,897,325
Net asset value per share            $9.34             $4.87                $9.34

                             Global Equity                      Global Equity Fund
                                  Fund        Strategy Fund           Class C
                                Class C          Class C         after Transaction
                              (unaudited)      (unaudited)          (estimated)
                             --------------------------------------------------------
Net assets                        $351,347      $144,424,073         $144,760,722
Total shares outstanding            37,660        29,659,160           15,518,113
Net asset value per share            $9.33             $4.87                $9.33

                             Global Equity                      Global Equity Fund
                                  Fund        Strategy Fund           Class Y
                                Class Y          Class Y         after Transaction
                              (unaudited)      (unaudited)          (estimated)
                             --------------------------------------------------------
Net assets                     $40,713,734        $3,989,648          $44,702,907
Total shares outstanding         4,298,670           797,514            4,719,908
Net asset value per share            $9.47             $5.00                $9.47

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section  describes  the key  investment  policies of the Global Equity
Fund and the  Strategy  Fund and  certain  noteworthy  differences  between  the investment strategies and policies of the Funds. For a more complete description of the Global Equity Fund's  investment  policies and risks, you should read the
Global Equity Fund Prospectus, which accompanies this Prospectus/Proxy Statement as Exhibit B.

Are there any  significant  differences  between the  investment  objectives and policies of the Funds?

     Investment Objectives and Investment Strategies. The Global Equity Fund and
the Strategy Fund have similar, but not identical,  investment  objectives.  The
Global  Equity  Fund  seeks to  maximize  total  return,  consisting  of capital appreciation and current income. The Strategy Fund's investment  objective is to seek long-term capital appreciation.  While each Fund seeks capital appreciation in constructing its portfolio,  the Global Equity Fund also acquires investments
that  provide   current  income  in  order  to  maximize  total  return  on  its investments.  Each  Fund's  investment  objective  may  not be  changed  without shareholder approval.

     Unless otherwise stated,  each of the investment policies described in this
Prospectus/Proxy  Statement is a non-fundamental  policy. Policies or investment restrictions  of a Fund that are  deemed to be  fundamental  may not be  changed without the approval of the lesser of: (i) a majority of the outstanding  shares of the Fund;  or (ii) 67% or more of the  shares  represented  at a  meeting  of shareholders at which the holders of more than 50% of the outstanding  shares of the Fund are represented. Policies or investment restrictions of a Fund that are deemed  to be  non-fundamental  may be  changed  by  the  Fund's  Board  without shareholder approval.

     Each Fund invests a substantial  portion of its assets in equity securities of U.S. and foreign  companies.  Under normal  circumstances,  the Global Equity
Fund  invests at least 80% of its net assets  (plus  borrowings  for  investment purposes, if any) in equity securities. Under normal circumstances, the Strategy
Fund  invests  substantially  all (and at least  80%) of its  assets  in  equity securities  by  purchasing  stocks of issuers  that are  included on UBS Warburg
Global Investment  Strategy Group's ("UBS Warburg") Global 50 Highlighted Stocks
list. The Global 50 Highlighted  Stocks list consists primarily of common stocks of relatively large U.S. and foreign  companies.  Thus, as a result of investing in accordance with the Global 50 Highlighted Stocks list, the equity holdings of the Strategy Fund consist  primarily of large company  common stocks of U.S. and foreign issuers.  In contrast,  the Global Equity Fund, which is not confined to purchasing  securities on a pre-existing  list, is permitted to invest in a wide range of equity securities of U.S. and foreign companies of any size.

     Although  both Funds  invest in the equity  securities  of U.S. and foreign issuers, UBS Global AM (Americas) and UBS Global AM utilize different strategies for  analyzing  and  selecting  securities  to be purchased by the Funds.  Under normal  circumstances,  UBS  Global AM  employs a  passive  management  style in managing the Strategy  Fund by  purchasing  only stocks that are included on the
Global 50 Highlighted Stocks list and selling stocks that have been removed from the  Global  50  Highlighted  Stocks  list.  Generally,  UBS  Global AM seeks to maintain weightings of the Strategy Fund's assets among the stocks on the Global
50  Highlighted  Stocks  list in  accordance  with  the  percentage  allocations assigned to each stock by UBS  Warburg.  In creating  the Global 50  Highlighted
Stocks list,  UBS Warburg  seeks to identify  emerging  trends in broad  social, economic and political  themes--and the companies  expected to benefit from such trends--before  the trends  become  well  recognized.  UBS  Warburg  attempts to predict industries expected to produce superior returns over the medium term and the leading companies within these industries.  Using quantitative  methods, UBS
Warburg estimates returns for ten broad economic sectors to determine the weight to be given to each sector in producing  its list of 50 stocks for the Global 50
Highlighted  Stocks  list.  Relying  on UBS  Warburg's  analysis,  UBS Global AM attempts to  duplicate  the Global 50  Highlighted  Stocks list in the  Strategy
Fund's portfolio.

     In contrast to the Strategy Fund, UBS Global AM (Americas) actively manages the Global Equity  Fund's  portfolio by using a  fundamental  value  approach to select securities. In its fundamental value assessment, UBS Global AM (Americas)
seeks  to take  advantage  of  anomalies  in  markets  often  created  by  human over-reactions  to good and bad news. For each security  being  considered as an investment  for the Global  Equity Fund,  UBS Global AM  (Americas)  estimates a fundamental  value based upon detailed  country,  industry and company analysis, including visits to the company, its competitors and suppliers.  The fundamental value  estimate  for a security is based on the present  value of the  estimated future cash  flows.  This  fundamental  value  estimate is then  compared to the company's current market price to determine if a valuation  anomaly exists.  UBS
Global AM (Americas) considers a stock for inclusion in the Global Equity Fund's portfolio when the stock's current market price is below the  fundamental  value estimate for the stock.

     While UBS Global AM generally  only purchases the stock of the 50 companies listed  on the  Global  50  Highlighted  Stocks  list  for the  Strategy  Fund's portfolio,  UBS Global AM (Americas) maintains a more diversified  portfolio for the  Global  Equity  Fund by  investing  in a larger  number of  issuers.  As of
September  30, 2002,  the Global  Equity Fund held 160 equity  securities in its portfolio.

     Principal  Investments.  As stated above,  under normal market  conditions, both Funds seek to achieve their investment objectives by investing primarily in equity securities of U.S. and foreign issuers.

     Equity Securities. Each Fund's investments in equity securities may include common  stock,  preferred  stock,  securities  such as warrants  or rights,  and sponsored or unsponsored American,  European and Global depositary receipts. The
Strategy  Fund may  also  invest  in  convertible  debt  securities  and  equity interests  in trusts,  partnerships,  joint  ventures  or  similar  enterprises.
Consistent with the current income  component of its investment  objective,  the
Global Equity Fund is permitted to invest in dividend-paying securities.

     Foreign Investments. While both Funds are permitted to invest in the equity securities of foreign  companies,  only the Global Equity Fund has a policy that permits  investment  in emerging  market  companies.  The Global Equity Fund may invest up to 15% of its total assets in equity securities of issuers in emerging market countries (and securities whose return is derived from issuers located in emerging market  countries).  The Strategy Fund has no stated policy with regard to investing in emerging market issuers.

     Cash and Cash Equivalents.  Each Fund may invest a portion of its assets in
short-term  debt  securities   (including   repurchase  agreements  and  reverse
repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities,  and banks and finance companies, which may be denominated in any currency. Each Fund may also invest a portion of its assets in shares issued by affiliated  or  unaffiliated  money market  mutual funds and similar  private investment  vehicles.  In  addition,  the  Strategy  Fund  may  invest  in  debt obligations  issued or guaranteed by one or more foreign  governments  or any of
their  political   subdivisions,   agencies  or   instrumentalities,   including
obligations of supranational entities. Both Funds may invest in cash equivalents
for  a  variety  of  reasons,   including  for  liquidity,  in  anticipation  of
shareholder  redemptions  of Fund  shares,  to  reinvest  cash  collateral  from securities lending  activities and as part of their normal investment  programs.
The Strategy Fund may also invest in these  instruments  when the Fund is unable to purchase  sufficient  securities on the Global 50 Highlighted Stocks list due to market  restrictions  or  diversification  or illiquid  security  limitations imposed by the 1940 Act.

     Under normal circumstances, each Fund may invest up to 20% of its assets in cash and cash equivalents.  However,  in order to protect against adverse market conditions,  the Global Equity Fund may take a temporary  defensive  position by investing  up to 100% of its assets in cash or cash  equivalents.  The  Strategy
Fund does not have a similar  policy  with  regard to  investing  for  temporary defensive purposes. If the Global Equity Fund invests for defensive purposes, it may be unable to achieve its investment objective.

     Derivatives.  Derivative  securities are those  securities whose values are dependent upon the performance of one or more securities, indices or currencies.
Both Funds may engage in the  following  types of derivative  transactions:  (i)
options  on  securities,   securities  indices  and  foreign  currencies;   (ii)
securities  index futures  contracts,  foreign  currency  futures  contracts and interest rate futures contracts;  and (iii) options on futures  contracts.  Both
Funds may also  engage in  forward  currency  contracts.  The  Strategy  Fund is permitted to enter into swap  transactions,  while the Global Equity Fund is not permitted to enter into such  transactions.  Each Fund may use derivatives for a variety of reasons,  including as part of its investment  strategies and to help manage portfolio risks. Specifically, the Strategy Fund may (but is not required
to) use  derivatives  as part of its principal  investment  strategy to simulate investment  in the stocks in the S&P 500  Composite  Stock  Index or other stock indices.  The Strategy  Fund may enter into  transactions  involving one or more types of  derivatives  where the full value of the Fund's  portfolio is at risk, while the Global Equity Fund is not permitted to engage in  derivatives  to this extent.  Under  normal  circumstances,  however,  the  Strategy  Fund's  use  of derivatives will place a much smaller portion of the Fund's assets at risk.

     Portfolio  Turnover.  Neither Fund considers  portfolio turnover rates when making  investment  decisions.  The  portfolio  turnover rate for both Funds may exceed 100% and, for the Global  Equity Fund,  in some years 200%.  The Strategy
Fund may have a particularly high portfolio  turnover rate because UBS Global AM makes additions and deletions to the Fund's  portfolio to reflect changes in the
Global 50 Highlighted  Stocks list.  Increased  portfolio turnover may result in higher costs for brokerage  commissions,  dealer mark-ups and other  transaction costs.  It may also  result in  taxable  gains.  Higher  costs  associated  with increased portfolio turnover may offset gains in a Fund's performance.

     Other  Investments.  Although not a principal  investment  for either Fund, both Funds may invest in the securities of other investment companies

     Investment Company  Securities.  Both Funds may invest in the securities of other investment companies to the extent permitted by the 1940 Act, and pursuant to any  exemptive  order  obtained  from the SEC  (such  as an order  permitting investment  in  affiliated  money  market  funds,  as  discussed  above).  As  a shareholder  of another  investment  company,  each Fund would bear,  along with other  shareholders,  its pro rata  portion  of the other  investment  company's expenses,  including  advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

     The  Global  Equity  Fund (but not the  Strategy  Fund) may also  invest in securities issued by other registered investment companies advised by UBS Global
AM (Americas)  pursuant to exemptive  relief  granted by the SEC. As a result of this  exemptive  relief,  the Global  Equity  Fund may invest the portion of its assets  allocated to emerging  markets  investments in the UBS Emerging  Markets
Equity  Relationship Fund, a series of UBS Relationship  Funds, which is managed by UBS Global AM  (Americas).  The  Global  Equity  Fund will  invest in the UBS
Emerging Markets Equity  Relationship Fund only to the extent that UBS Global AM
(Americas)  determines that such an investment is a more efficient means for the
Global Equity Fund to gain exposure to emerging markets  investments than by the
Fund investing in individual securities.  Pursuant to undertakings with the SEC,
UBS  Global  Equity  Fund  will  not be  subject  to the  imposition  of  double management  or  administration  fees with respect to its  investment  in the UBS
Emerging Markets Relationship Fund.

What are the principal risk factors associated with investments in the Funds?

     The risks of investing  in the Funds are  substantially  similar.  Like all investments,  investments in the Funds involve risks. There is no assurance that either Fund will meet its  investment  objective.  The  achievement  of a Fund's investment  objective  depends  upon  market  conditions  generally  and  on the analytical and portfolio  management  skills of the Fund's  investment  advisor.
Investments in the Funds are not guaranteed;  you may lose money by investing in the Funds.  Other  principal  risks of  investing  in the Funds are  highlighted below.

     Market Risk.  Each Fund is subject to the risk that the market value of the
Fund's  investments  will  fluctuate  as the stock and bond  markets  fluctuate.
Market risk may affect a single issuer,  industry or section of the economy,  or it may affect the market as a whole.

     Foreign  Investing and Emerging  Market Risk. Both Funds are subject to the risks  associated  with foreign  investing.  The Global Equity Fund, but not the
Strategy  Fund,  is  subject  to the  risks  of  investing  in  emerging  market countries.  Foreign investing  subjects a Fund to the risk that the value of the
Fund's  investments  in foreign  securities  may go down because of  unfavorable foreign  government  actions,  political  instability or the absence of accurate information  about  foreign  issuers.  Also,  a decline  in the value of foreign currencies  relative  to the U.S.  dollar  will  reduce the value of  securities denominated in those currencies.  In addition,  foreign securities are sometimes less  liquid and harder to sell and to value than  securities  of U.S.  issuers.
Each of these  risks of  foreign  investing  is more  severe for  securities  of issuers in emerging market countries.

     Small and Medium  Company  Risk.  To the extent that the Global Equity Fund invests  in  small  and  medium  size  companies,  it is  subject  to the  risks associated with companies having these smaller  capitalizations.  Investments in small and medium size companies may be more volatile than  investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies.  Such securities may be less liquid than securities of large company issuers, making it difficult to sell these securities at a time or price  desired.  Changes  in the demand for these  securities  generally  have a disproportionate effect on their market prices, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

     Derivatives  Risk. The value of a Fund's investment in derivatives may rise or fall  more  rapidly  than  other  investments.  For some  derivatives,  it is possible  for a Fund to lose more than the amount it invested in the  derivative instrument.  The  use of  derivatives  may  not  succeed  for  various  reasons, including  unexpected  changes  in the value of the  derivatives  or the  assets underlying them.

     Global 50 Highlighted  Stocks  Investing Risk. The Strategy Fund is subject to  certain  risks  due to its  investment  policy of only  investing  in stocks included in the Global 50 Highlighted Stocks list. For example, by confining its portfolio  to the stocks that are included in the Global 50  Highlighted  Stocks list,  the Strategy  Fund may hold a relatively  small number of stocks that are focused in market sectors that  correspond to the investment  themes  underlying the list. As a result,  changes in the market value of a single issuer or market sector  could affect the Strategy  Fund's  performance  and net asset value more severely than if the Fund's holdings were more diversified.  The Strategy Fund's investment  results will not be the same as the price  returns  reported for the
Global 50 Highlighted  Stocks list.  Furthermore,  UBS Warburg could at any time suspend or terminate  publication of the Global 50 Highlighted  Stocks list. The
Global  Equity  Fund  is an  actively  managed  Fund  with  a  more  diversified portfolio,  and is not  concentrated  in the same way as the Strategy  Fund, and therefore, the Global Equity Fund is not subject to these risks.

How do the investment restrictions of the Funds differ?

     The Global  Equity Fund and the Strategy  Fund are subject to similar,  but not identical,  fundamental investment  restrictions regarding  diversification,
lending  and  underwriting.   The  differences  in  these  specific   investment
restrictions,  and in the Funds' other  investment  restrictions,  are discussed below.

     While  the  Funds  are  subject  to  substantially   identical  fundamental
investment limitations regarding diversification, the Strategy Fund's limitation is  subject  to an  interpretation  (which  is  not a part  of  the  fundamental restriction)  that mortgage- and asset-backed  securities will not be considered to have been  issued by the same issuer by reason of the  securities  having the same sponsor,  and mortgage- and asset-backed  securities issued by a finance or other special  purpose  subsidiary that are not guaranteed by the parent company will be  considered to be issued by a separate  issuer from the parent  company.
The Global  Equity  Fund's  restriction  obviously  is not  subject to a similar interpretation.

     The Funds have comparable investment restrictions relating to lending. Both
Funds will not make loans, although each Fund is permitted to lend its portfolio securities and to enter into  repurchase  agreements  (which may be deemed to be loans). Also, certain instruments (such as debt securities, loan participations,
and  interests  therein)  are  explicitly   excluded  from  the  Funds'  lending
restrictions.  In  this  regard,  the  Strategy  Fund's  restriction  explicitly excludes from the investment  limitation a greater array of debt  securities and money market  instruments  (including  investments  in  government  obligations, commercial  paper,  certificates  of deposit,  bankers'  acceptances and similar instruments)  than the  Global  Equity  Fund's  restriction.  In  addition,  the
Strategy Fund's restriction is subject to an interpretation (which is not a part of the  restriction)  that the  Fund's  investments  in  master  notes,  funding agreements and similar  instruments will not be considered to be the making of a loan.  The  Global  Equity  Fund's  restriction  is  not  subject  to a  similar interpretation.

     The Funds are  subject to  substantively  similar  investment  restrictions relating  to  underwriting  securities.  The  Global  Equity  Fund's  limitation provides that the Fund will not act as an underwriter, except to the extent that the Fund may be deemed to be an  underwriter  when  selling its own shares.  The
Strategy  Fund's  restriction  provides  that the Fund  will not  engage  in the business of underwriting  securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with the Fund's disposition of portfolio securities.

     The Funds have differing fundamental  investment  restrictions with respect to  borrowing.  The Global Equity Fund may not borrow money in excess of 33 1/3%
of the value of its  assets,  while the  Strategy  Fund may not borrow  money in excess of 33 1/3% of the Fund's total assets (including the amount of any senior securities that have been issued but reduced by any liabilities not constituting senior securities) at the time of borrowing.  Furthermore,  the Strategy Fund is authorized to borrow up to an  additional 5% of its total assets (not  including the amount  borrowed)  for  temporary  or emergency  purposes.  While the Global
Equity  Fund may also  borrow  additional  amounts as a  temporary  measure  for extraordinary  or  emergency  purposes,  the Fund is not  subject to an explicit percentage  limitation on the amount of Fund assets that it may borrow for these purposes.  Finally, the Strategy Fund is subject to a non-fundamental investment restriction that prohibits the Fund from purchasing  portfolio  securities while borrowings  in excess of 5% of the  Fund's  total  assets are  outstanding.  The
Global Equity Fund is not subject to a comparable investment restriction.

     The Funds have  different  limitations  regarding  short sales.  The Global
Equity  Fund's   limitation,   unlike  the  Strategy  Fund's   restriction,   is
fundamental.   The  Global  Equity  Fund  is  permitted,  under  its  investment limitation,  to make  short  sales of  securities  in an amount up to 10% of the
Fund's net assets, to the extent permitted by the 1940 Act and any rule or order
thereunder,   or  SEC  staff   interpretations   thereof.  The  Strategy  Fund's
non-fundamental  investment  restriction  limits the Fund to selling  securities short "against the box" and to maintaining  short  positions in connection  with the Fund's use of  financial  options and  futures,  forward  and spot  currency contracts,  swap  transactions  and  other  financial  contracts  or  derivative instruments.

     There  are  notable  differences  in  the  Funds'  fundamental   investment
restrictions  relating to concentration.  The Global Equity Fund is subject to a restriction that provides that the Fund will not invest more than 25% of its net assets in securities of issuers in the same industry,  whereas the Strategy Fund is subject to a fundamental  investment  limitation of not investing 25% or more of its total assets in issuers in a  particular  industry.  The Strategy  Fund's investment  limitation  differs from the Global Equity Fund's  limitation in two other respects.  First,  municipal  securities are explicitly  excluded from the application of the Strategy  Fund's 25% limitation,  while municipal  securities are not excluded from the Global Equity Fund's limitation.  Second, the Strategy
Fund's investment  restriction contains an exclusion that provides that the Fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the  composition of the Global 50 Highlighted
Stocks list.  The Global Equity Fund's  limitation  obviously does not include a similar exception.

     While both Funds are subject to a fundamental  investment  limitation  that provides that neither Fund will purchase or sell real estate,  the Strategy Fund has more flexibility under its investment restriction. The Global Equity Fund is permitted  to purchase  and sell  securities  of real estate  investment  trusts
("REITs") under its  limitation.  The Strategy Fund,  however,  may purchase and sell not only  securities  of REITs,  but also  securities of other issuers that invest in real estate.  The Strategy Fund may also,  under its limitation,  make investments in  mortgage-backed  securities,  mortgage  participations and other instruments  supported by interests  in real estate.  In addition,  the Strategy
Fund may exercise its rights under  agreements  relating to real  estate-related securities,  including the right to enforce security  interests and to hold real estate  acquired  by reason of such  enforcement  until the real  estate  can be liquidated in an orderly manner.

     The Funds'  limitations  on investing in commodities  are similar,  but not identical.  The Global Equity Fund may not purchase or sell commodities,  except that the Fund may purchase or sell currencies,  may enter into futures contracts on securities,  currencies and other indices or any other financial instruments, and may purchase and sell options on such futures  contracts.  The Strategy Fund may not  purchase or sell  physical  commodities  unless they are  acquired as a result of owning  securities  or other  instruments,  but the Strategy  Fund may purchase,  sell or enter into  financial  options and futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

     The Funds are subject to different  limitations  relating to issuing senior securities.  The Global Equity Fund is prohibited from issuing senior securities to its presently authorized shares of beneficial interest,  except that the Fund is not prohibited  from (a) making any permitted  borrowings,  loans or pledges;
(b) entering into options,  futures  contracts,  forward  contracts,  repurchase transactions or reverse repurchase  transactions;  or (c) making short sales, as described  above.  The Strategy Fund, by contrast,  is permitted to issue senior securities as provided in the 1940 Act, in an amount up to 33 1/3% of the Fund's total  assets  (including  the  amount of any senior  securities  that have been issued but reduced by any liabilities not constituting senior securities).

     The Strategy Fund is subject to a  non-fundamental  investment  restriction prohibiting the Fund from purchasing securities on margin, except for short-term credit  necessary  for clearance of portfolio  transactions  and except that the
Fund may make margin  deposits in connection  with its use of financial  options and futures, forward and spot currency contracts,  swap transactions,  and other financial contracts and derivative instruments.  The Global Equity Fund does not have a stated  investment  restriction  relating  to  purchasing  securities  on margin.

     The Strategy  Fund is subject to a  non-fundamental  investment  limitation that  provides that the Fund will not purchase  securities  of other  investment companies,  except to the extent permitted by the 1940 Act, and except that this limitation  does not apply to  securities  received or  acquired  as  dividends, through offers of exchange,  or as a result of reorganization,  consolidation or merger.  The  Global  Equity  Fund  is not  subject  to an  explicit  investment restriction relating to investing in securities of other investment companies.

                               VOTING INFORMATION

How many votes are necessary to approve the Agreement and Plan?

     The  presence,  in person or by proxy,  of a majority  of the shares of the
Strategy Fund entitled to vote at the Meeting, shall constitute a quorum for the transaction of business at the Meeting.  Provided that a quorum is present,  the approval of the Agreement and Plan requires the  affirmative  vote of the lesser of: (i) more than 50% of the outstanding voting securities of the Strategy Fund;
or (ii) 67% or more of the voting securities of the Strategy Fund present at the
Meeting,  if the  holders  of more  than 50% of the  Fund's  outstanding  voting securities  are  present  or  represented  by proxy.  Each  shareholder  will be entitled  to one  vote for  each  full  share,  and a  fractional  vote for each fractional  share,  of the Strategy  Fund held on the Record Date. If sufficient votes to approve the proposal  are not received by the date of the Meeting,  the
Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of the  Strategy  Fund voted at the  Meeting  present in person or by proxy (whether or not sufficient to constitute  quorum) may adjourn the Meeting.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining whether a quorum is present at the Meeting,  but will not be treated as votes cast and,  therefore,  will not be counted for purposes of  determining whether  the  matters  to be voted upon at the  Meeting  have been  approved  or counted for purposes of approving an adjournment.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the  attached  proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Agreement  and Plan and in accordance  with the views of management upon any unexpected  matters that come before the Meeting or any  adjournment of the Meeting. You may also vote your shares by telephone or via the Internet.  To vote in this manner, you will need the 14-digit "control" number that appears on your proxy card. You may vote by telephone by calling ___-___-____. If votes are recorded by  telephone,  the  Strategy  Fund or its agents  will use  procedures designed  to allow  shareholders  to  authorize  the  voting of their  shares in
accordance  with  their   instructions,   and  to  confirm  that   shareholders'
instructions  have been  properly  recorded.  To vote via the  Internet,  please access _________.

Can I revoke my proxy?

     You may  revoke  your  proxy at any time  before  it is voted by  sending a written  notice to the Strategy Fund expressly  revoking your proxy,  by signing and  forwarding to the Strategy Fund a  later-dated  proxy,  or by attending the
Meeting and voting in person.

What other matters will be voted upon at the Meeting?

     The Managed  Trust  Board does not intend to bring any  matters  before the
Meeting other than the Transaction described in this Prospectus/Proxy Statement.
It is not aware of any other matters to be brought before the Meeting by others.
If any  other  matter  legally  comes  before  the  Meeting,  proxies  for which discretion  has  been  granted  will be voted in  accordance  with the  views of management.

Who is entitled to vote?

     Only  shareholders  of record of the Strategy Fund at the close of business on the Record Date will be entitled to vote at the meeting. The number of shares of the Strategy Fund and each of its four classes  outstanding  as of the Record
Date is listed below:

                               Shares Outstanding
                               ------------------

               Strategy Fund                          ________________

               Strategy Fund Class A Shares           ________________
               Strategy Fund Class B Shares           ________________
               Strategy Fund Class C Shares           ________________
               Strategy Fund Class Y Shares           ________________

What other solicitations will be made?

     The Strategy Fund will request  broker-dealer firms,  custodians,  nominees and  fiduciaries  to forward  proxy  materials to the  beneficial  owners of the shares held of record by such persons. Broker-dealer firms, custodians, nominees and  fiduciaries  may be reimbursed for their  reasonable  expenses  incurred in connection with such proxy  solicitation.  In addition to solicitations by mail, officers  and  employees  of the  Managed  Trust  and  UBS  Global  AM,  without additional or special  compensation,  may conduct  additional  solicitations  by telephone and via the Internet. The Managed Trust has engaged _________, a proxy solicitation  firm,  to assist in the  solicitation  of proxies for the Meeting,
which  is  expected  to  cost  approximately  $_________.   The  costs  of  such
solicitations,  and any additional  solicitations of any adjourned session, will be borne 50% by UBS Global AM and 50% by the Funds. The costs to be borne by the
Funds will be split between the Funds,  with each Fund paying its  proportionate share based on the Funds' relative net assets.

                    INFORMATION ABOUT THE GLOBAL EQUITY FUND

     Information  about the Global  Equity  Fund is  included  in Exhibit B, the
Global  Equity Fund  Prospectus,  and  Exhibit C, the Global  Equity Fund Annual
Report,  which are attached to and  considered  a part of this  Prospectus/Proxy
Statement. Additional information about the Global Equity Fund is also contained in the Statement of Additional Information,  dated January 19, 2003, relating to this Prospectus/Proxy  Statement, which is incorporated by reference herein. You may request a free copy of this Statement of Additional  Information,  which has been filed with the SEC, by calling  1-800-647-1568  or by writing to the Global
Equity Fund at 51 West 52nd Street, New York, New York 10019-6114.

     This Prospectus/Proxy Statement, which constitutes a part of a Registration
Statement  filed by the Trust with the SEC under the  Securities Act of 1933, as amended,  omits  certain  of  the  information  contained  in  the  Registration
Statement.  Reference is hereby made to the  Registration  Statement  and to the exhibits thereto for further  information with respect to the Global Equity Fund and the shares it offers.  Statements contained herein concerning the provisions of  documents  are  necessarily  summaries  of such  documents,  and  each  such statement  is  qualified  in  its  entirety  by  reference  to the  copy  of the applicable document filed with the SEC.

                       INFORMATION ABOUT THE STRATEGY FUND

     Information  about the  Strategy  Fund is  included  in the  Strategy  Fund
Prospectus,  the Strategy  Fund Annual  Report,  the Strategy  Fund SAI, and the
Statement of Additional  Information,  dated January 19, 2003,  relating to this
Prospectus/Proxy  Statement,  each of which is incorporated by reference herein.
You may request free copies of these  documents,  which have been filed with the
SEC, by calling  1-800-647-1568  or by writing to the  Strategy  Fund at 51 West
52nd Street, New York, New York 10019-6114.

                           INFORMATION ABOUT EACH FUND

     The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These  materials  can be inspected  and copied at the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street
N.W., Washington,  DC 20549. Also, copies of such materials can be obtained from the Public  Reference Branch of the SEC, 450 Fifth Street N.W.,  Washington,  DC
20549,   at   prescribed   rates   or   from   the   SEC's   Internet   site  at
http://www.sec.gov.  To request  information  regarding the Funds,  you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     [On the Record Date, the officers and trustees of the Managed  Trust,  as a group,  owned less than 1% of the outstanding  voting shares of any class of the
Strategy Fund.]

     To the best  knowledge of the  Strategy  Fund,  as of the Record  Date,  no
person,  except as set forth in the table below, owned of record or beneficially
5% or more of the outstanding shares of any class of the Strategy Fund:

---------- ----------------------------------- -------------------- ---------------------
  Class        Name and Address of Account        Share Amount      Percentage of Class
  -----        ---------------------------        ------------      -------------------
---------- ----------------------------------- -------------------- ---------------------
                                [TO BE PROVIDED]

              [Also include information regarding control persons.]

   [Please also indicate if shares are held beneficially, of record, or both.]

     On the Record Date,  the  officers  and trustees of the Trust,  as a group, owned less than 1% of the  outstanding  shares of any class of the Global Equity
Fund.

     To the best  knowledge of the Global Equity Fund, as of the Record Date, no
person,  except as set forth in the table below, owned of record or beneficially
5% or more of the  outstanding  voting  shares of any class of the Global Equity
Fund:

--------- ------------------------------- -------------------- ---------------------
  Class     Name and Address of Account      Share Amount      Percentage of Class
  -----     ---------------------------      ------------      -------------------
--------- ------------------------------- -------------------- ---------------------
                                [TO BE PROVIDED]

              [Also include information regarding control persons.]

   [Please also indicate if shares are held beneficially, of record, or both.]

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

A    Form of  Agreement  and  Plan of  Reorganization  between  the UBS  Managed
     Investments  Trust (on behalf of the UBS  Strategy  Fund) and The UBS Funds
     (on behalf of the UBS Global Equity Fund)

B    Prospectus of the UBS Global Equity Fund, dated September 30, 2002

C    Annual Report to Shareholders of the UBS Global Equity Fund, for the fiscal year ended June 30, 2002

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, made as of this 12th day of November,
2002, by and between The UBS Funds (the "Trust"),  a statutory  trust  (formerly known as a business trust) created under the laws of the State of Delaware, with its  principal  place of business at One North Wacker Drive,  Chicago,  Illinois
60606,  on behalf of its series,  the UBS Global Equity Fund (the "Global Equity
Fund"),  and UBS Managed  Investments  Trust (the "Managed  Trust"),  a business trust  created under the laws of The  Commonwealth  of  Massachusetts,  with its principal  place  of  business  at 51 West  52nd  Street,  New  York,  New  York
10019-6114,  on behalf  of its  series,  the UBS  Strategy  Fund (the  "Strategy
Fund").

                             PLAN OF REORGANIZATION

     The   reorganization   (hereinafter   referred   to   as   the   "Plan   of
Reorganization") will consist of: (i) the acquisition by the Trust, on behalf of the  Global  Equity  Fund,  of  substantially  all of the  property,  assets and goodwill  of the  Strategy  Fund,  in exchange  solely for shares of  beneficial interest,  $0.001  par  value,  of (a) UBS  Global  Equity  Fund-Class  A shares
("Global Equity Fund Class A Shares"), (b) UBS Global Equity Fund-Class B shares
("Global Equity Fund Class B Shares"), (c) UBS Global Equity Fund-Class C shares
("Global  Equity Fund Class C Shares"),  and (d) UBS Global Equity  Fund-Class Y
shares ("Global  Equity Fund Class Y Shares"),  and the assumption by the Trust, on behalf of the Global Equity Fund, of all of the  liabilities  of the Strategy
Fund;  (ii) the  distribution  of (a) Global  Equity  Fund Class A Shares to the
shareholders  of Class A shares of the  Strategy  Fund  ("Strategy  Fund Class A
Shares"),  (b) Global Equity Fund Class B Shares to the  shareholders of Class B shares of the Strategy Fund ("Strategy Fund Class B Shares"),  (c) Global Equity
Fund Class C Shares to the  shareholders  of Class C shares of the Strategy Fund
("Strategy  Fund Class C Shares"),  and (d) Global Equity Fund Class Y Shares to
the  shareholders of Class Y shares of the Strategy Fund ("Strategy Fund Class Y
Shares"), according to their respective interests in complete liquidation of the
Strategy  Fund;  and  (iii)  the  dissolution  of the  Strategy  Fund as soon as practicable  after the closing (as  referenced in Section 3 hereof,  hereinafter called the "Closing"),  all upon and subject to the terms and conditions of this
Agreement and Plan of Reorganization ("Agreement") hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of  Reorganization  and in consideration of the premises and of the  covenants and  agreements  hereinafter  set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale  and  Transfer  of  Assets  and   Liabilities,   Liquidation  and
          Dissolution of the Strategy Fund

     (a) Subject to the terms and conditions of this Agreement,  and in reliance on the  representations  and  warranties of the Trust herein  contained,  and in consideration  of the  delivery  by the  Trust of the  number  of its  shares of beneficial interest of the Global Equity Fund hereinafter provided,  the Managed
Trust,  on  behalf of the  Strategy  Fund,  agrees  that it will  sell,  convey, transfer and deliver to the Trust,  on behalf of the Global  Equity Fund, at the
Closing  provided for in Section 3, all of the liabilities,  debts,  obligations and duties of any nature,  whether  accrued,  absolute,  contingent or otherwise
("Liabilities")  and the assets of the Strategy Fund as of the close of business
(which  hereinafter  shall be,  unless  otherwise  noted,  the regular  close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on
the  valuation  date (as  defined  in Section 3 hereof,  hereinafter  called the
"Valuation  Date"),  free  and  clear of all  liens,  encumbrances,  and  claims whatsoever (other than shareholders'  rights of redemption and such restrictions as might arise under the  Securities  Act of 1933,  as amended (the "1933 Act"), with respect to privately  placed or otherwise  restricted  securities  that the
Strategy Fund may have acquired in the ordinary course of business),  except for cash,  bank  deposits,  or cash  equivalent  securities  in an estimated  amount necessary (1) to pay the Strategy Fund's costs and expenses of carrying out this
Agreement (including,  but not limited to, fees of counsel and accountants,  and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Strategy Fund as liability reserves,  (2) to discharge all of the Strategy Fund's  Liabilities on its books at the Close of Business on the Valuation  Date  including,  but not limited to, its income  dividends and capital gains  distributions,  if any, payable for any period prior to, and through,  the Close of Business on the Valuation  Date, and excluding those  liabilities and obligations  that would otherwise be discharged at a  later  date in the  ordinary  course  of  business,  and  (3) to pay  such contingent  liabilities  as the trustees of the Managed  Trust shall  reasonably deem to exist against the Strategy Fund, if any, at the Close of Business on the
Valuation Date, for which contingent and other  appropriate  liability  reserves shall  be  established  on the  books of the  Strategy  Fund  (hereinafter  "Net
Assets").  The Managed Trust, on behalf of the Strategy Fund,  shall also retain any and all rights  that it may have over and  against  any person that may have accrued up to and  including the Close of Business on the  Valuation  Date.  The
Managed Trust agrees to use commercially  reasonable  efforts to identify all of the Strategy Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

     (b) Subject to the terms and conditions of this Agreement,  and in reliance on the representations and warranties of the Managed Trust herein contained, and in consideration of such sale,  conveyance,  transfer,  and delivery,  the Trust agrees at the Closing to assume the Liabilities,  on behalf of the Global Equity
Fund,  and to deliver to the Strategy Fund: (i) the number of Global Equity Fund
Class A Shares,  determined  by dividing the net asset value per share of Global
Equity Fund Class A Shares as of the Close of Business on the Valuation  Date by
the net asset  value per share of  Strategy  Fund  Class A Shares as of Close of
Business on the  Valuation  Date,  and  multiplying  the result by the number of outstanding  shares of the Strategy  Fund Class A Shares as of Close of Business
on the  Valuation  Date;  (ii) the number of Global  Equity Fund Class B Shares, determined by dividing the net asset value per share of Global Equity Fund Class
B Shares as of Close of  Business on the  Valuation  Date by the net asset value per  share of  Strategy  Fund  Class B Shares  as of  Close of  Business  on the
Valuation Date, and  multiplying the result by the number of outstanding  shares of Strategy Fund Class B Shares as of Close of Business on the  Valuation  Date;
(iii) the number of Global  Equity Fund Class C Shares,  determined  by dividing the net asset  value per share of Global  Equity Fund Class C Shares as of Close of Business on the  Valuation  Date by the net asset value per share of Strategy
Fund  Class C  Shares  as of  Close  of  Business  on the  Valuation  Date,  and
multiplying  the result by the number of  outstanding  shares of  Strategy  Fund
Class C Shares  as of Close of  Business  on the  Valuation  Date;  and (iv) the
number of Global  Equity Fund Class Y Shares,  determined  by  dividing  the net asset  value  per  share of  Global  Equity  Fund  Class Y Shares as of Close of
Business on the Valuation Date by the net asset value per share of Strategy Fund
Class Y Shares as of Close of Business on the Valuation  Date,  and  multiplying the result by the number of  outstanding  shares of Strategy Fund Class Y Shares as of Close  of  Business  on the  Valuation  Date.  All  such  values  shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable  following the Closing,  the Strategy Fund shall dissolve and distribute pro rata to its  shareholders  of record as of the Close of Business on the  Valuation  Date,  the shares of  beneficial  interest of the
Global  Equity Fund  received by the Strategy  Fund  pursuant to this Section 1.
Such dissolution and distribution  shall be accomplished by the establishment of accounts on the share  records of the Global  Equity Fund of the type and in the amounts  due  such  shareholders  pursuant  to this  Section  1 based  on  their respective  holdings of shares of the Strategy  Fund as of the Close of Business on the Valuation Date.  Fractional  shares of beneficial  interest of the Global
Equity  Fund  shall be  carried  to the third  decimal  place.  No  certificates representing  shares of  beneficial  interest of the Global  Equity Fund will be issued to shareholders of the Strategy Fund.

     (d) At the Closing,  each  shareholder of record of the Strategy Fund as of the record date (the  "Distribution  Record  Date")  with  respect to any unpaid dividends  and other  distributions  that were  declared  prior to the  Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid  dividends  and  distributions  with respect  to the  shares  of the  Strategy  Fund  that  such  person  had on such
Distribution Record Date.

     2.   Valuation

     (a) The value of the  Strategy  Fund's  Net  Assets to be  acquired  by the
Global  Equity Fund  hereunder  shall be computed as of the Close of Business on the  Valuation  Date using the  valuation  procedures  set forth in the Strategy
Fund's currently effective prospectus and statement of additional information.

     (b) The net asset  value of a share of  beneficial  interest  of the Global
Equity Fund Class A Shares,  the Global  Equity Fund Class B Shares,  the Global
Equity Fund Class C Shares and the Global  Equity  Fund Class Y Shares  shall be determined to the nearest full cent as of the Close of Business on the Valuation
Date,  using the  valuation  procedures  set forth in the Global  Equity  Fund's currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of  beneficial  interest of the Strategy
Fund Class A Shares, Strategy Fund Class B Shares, Strategy Fund Class C Shares,
and Strategy Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date,  using the valuation  procedures as set forth in the Strategy Fund's currently effective prospectus and statement of additional information.

     3.   Closing and Valuation Date

     The  Valuation  Date shall be  _________  __,  200_,  or such later date as mutually agreed to in writing by the Trust and Managed Trust.  The Closing shall take place at the principal  office of UBS Global Asset Management (US) Inc., 51
West 52nd Street,  New York, New York 10019-6114,  at  approximately  10:00 a.m.
Eastern  time  on  the  first   business  day  following  the  Valuation   Date.
Notwithstanding  anything  herein  to the  contrary,  in the  event  that on the
Valuation Date (a) the NYSE shall be closed to trading or trading  thereon shall be  restricted,  or (b) trading or the  reporting of trading on such exchange or elsewhere  shall be disrupted  so that,  in the judgment of the Trust or Managed
Trust, accurate appraisal of the value of the net assets of the Strategy Fund or the Global Equity Fund is  impracticable,  the Valuation Date shall be postponed until the first  business day after the day when  trading  shall have been fully resumed  without  restriction or disruption,  reporting shall have been restored and accurate  appraisal of the value of the net assets of the Strategy  Fund and the Global Equity Fund is  practicable  in the judgment of the Trust and Managed
Trust.  The Managed  Trust shall have provided for delivery as of the Closing of those Net Assets of the Strategy  Fund to be  transferred  to the Global  Equity
Fund's custodian,  J. P. Morgan Chase Bank, 270 Park Avenue,  New York, New York
10017.  Also, the Managed Trust shall deliver at the Closing a list of names and addresses  of the  shareholders  of  record  of  Strategy  Fund  Class A Shares,
Strategy  Fund Class B Shares,  Strategy  Fund Class C Shares and Strategy  Fund
Class Y Shares, and the number of shares of beneficial  interest of such classes owned by each  such  shareholder,  indicating  thereon  which  such  shares  are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice President to the best of their knowledge and belief.
The Trust shall issue and deliver a certificate or  certificates  evidencing the shares of the Global Equity Fund to be delivered at the Closing to said transfer agent  registered  in such manner as the Managed  Trust may request,  or provide evidence  satisfactory  to the  Managed  Trust  that such  shares of  beneficial interest of the Global  Equity Fund have been  registered  in an open account on the books of the Global  Equity  Fund in such  manner as the  Managed  Trust may request.

     4. Representations and Warranties by the Managed Trust

     The Managed Trust represents and warrants to the Trust that:

     (a) The Managed  Trust is a business  trust  created  under the laws of The
Commonwealth of  Massachusetts on November 21, 1986, and is validly existing and in good standing  under the laws of that  Commonwealth.  The Managed  Trust,  of which the Strategy Fund is a diversified  separate  series,  is duly  registered under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end management  investment company.  Such registration is in full force and effect as of the date  hereof  and will be in full  force  and  effect as of the
Closing  and all of its  shares  sold have been sold  pursuant  to an  effective registration  statement  filed  under the 1933 Act,  except for any shares  sold pursuant  to the  private  offering  exemption  for the  purpose of raising  the required initial capital.

     (b) The Managed Trust is authorized to issue an unlimited  number of shares of beneficial  interest of the Strategy Fund, $0.001 par value. Each outstanding
share  of  the  Strategy   Fund  is  duly  and  validly   issued,   fully  paid,
non-assessable  and has full voting rights and,  except for any such shares sold pursuant to the private offering  exemption for purposes of raising the required initial capital, is fully transferable.

     (c) The financial  statements  appearing in the Strategy Fund Annual Report to Shareholders for the fiscal year ended September 30, 2001, audited by Ernst &
Young LLP, and the unaudited financial statements appearing in the Strategy Fund
Semi-Annual  Report to  Shareholders  for the  six-month  period ended March 31,
2002,  copies of which have been  delivered  to the Trust,  fairly  present  the financial  position  of the  Strategy  Fund as of the dates  indicated,  and the results  of its  operations  for  the  periods  indicated,  in  conformity  with generally  accepted  accounting  principles  applied on a consistent basis. When available,  a copy of the  financial  statements  appearing in the Strategy Fund
Annual  Report to  Shareholders  for the fiscal year ended  September  30, 2002, audited by Ernst & Young LLP, will be delivered to the Trust,  which will fairly present the financial  position of the Strategy  Fund as of the date  indicated, and the results of its operations for the period  indicated,  in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the Strategy Fund made  available to the Trust and/or its counsel are true and correct in all material  respects and contain no material  omissions  with respect to the business and operations of the Strategy
Fund.

     (e) The statement of assets and  liabilities to be furnished by the Managed
Trust as of the Close of  Business  on the  Valuation  Date for the  purpose  of determining  the number of shares of  beneficial  interest of the Global  Equity
Fund to be issued pursuant to Section 1 hereof will  accurately  reflect the Net
Assets of the Strategy Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted  accounting  principles applied on a consistent basis.

     (f) At the Closing,  it will have good and  marketable  title to all of the securities  and other  assets shown on the  statement of assets and  liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature  whatsoever except such restrictions as might arise under the 1933
Act with respect to privately placed or otherwise restricted  securities that it may have acquired in the ordinary course of business and such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (g) The Managed Trust has the necessary  power and authority to conduct its business and the business of the Strategy Fund as such  businesses are now being conducted.

     (h) The Managed Trust is not a party to or obligated under any provision of its Amended and Restated Declaration of Trust, Restated By-laws, or any material contract or any other material  commitment or obligation,  and is not subject to any order or decree that would be violated by its  execution  of or  performance under this Agreement and Plan of Reorganization.

     (i) The  Managed  Trust has full  power  and  authority  to enter  into and perform its obligations under this Agreement, subject to approval of the Plan of
Reorganization  by the Strategy Fund's  shareholders.  Except as provided in the immediately preceding sentence, the execution,  delivery and performance of this
Agreement have been duly and validly  authorized,  executed and delivered by it,
and  this  Agreement   constitutes  its  legal,  valid  and  binding  obligation
enforceable  against it in accordance with its terms,  subject as to enforcement to the  effect of  bankruptcy,  insolvency,  reorganization,  arrangement  among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating  to or  affecting  creditor's  rights and to general equity principles.

     (j)  Neither  the  Managed  Trust  nor  the  Strategy  Fund  is  under  the jurisdiction  of a Court in a Title 11 or similar  case  within  the  meaning of
Section  368(a)(3)(A)  of the  Internal  Revenue  Code of 1986,  as amended (the
"Code").

     (k)  The   Managed   Trust  does  not  have  any   unamortized   or  unpaid
organizational fees or expenses that are allocable to the Strategy Fund.

     (l) The  Strategy  Fund has  since  its  inception  satisfied,  will at the
Closing  satisfy,  and  consummation  of the  transactions  contemplated by this
Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated  investment company.

     (m) The Managed Trust, or its agents,  (i) holds a valid tax identification number  certification  form for each Strategy Fund shareholder of record,  which form can be  associated  with  reportable  payments made by the Strategy Fund to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup  withholding  procedures with respect to such  shareholder as provided by
Section 3406 of the Code.

     5.   Representations and Warranties by the Trust

     The Trust represents and warrants to the Managed Trust that:

     (a) The Trust is a statutory trust (formerly known as a business trust) and was created  under the laws of the State of Delaware on August 13, 1993,  and is validly  existing and in good standing under the laws of that State.  The Trust, of which the Global Equity Fund is a diversified  separate series of shares,  is duly  registered  under  the 1940  Act,  as an  open-end  management  investment company,  such registration is in full force and effect as of the date hereof or will be in full force and effect as of the  Closing  and all of its shares  sold have been sold pursuant to an effective  registration  statement filed under the
1933 Act, except for any shares sold pursuant to the private offering  exemption for the purpose of raising the required initial capital.

     (b) The  Trust is  authorized  to issue an  unlimited  number  of shares of beneficial  interest,  $0.001  par  value,  of  the  Global  Equity  Fund.  Each outstanding  share of the Global Equity Fund is fully paid,  non-assessable  and has full voting  rights and,  except for any shares sold pursuant to the private offering  exemption  for purposes of raising the required  initial  capital,  is fully transferable.  The shares of beneficial interest of the Global Equity Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and  non-assessable,  fully  transferable and have full voting rights.

     (c) At the  Closing,  each class of shares of  beneficial  interest  of the
Global Equity Fund to be issued  pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which  the  corresponding  class of shares of the  Strategy  Fund are  presently eligible for offering to the public, and there are an unlimited number of shares registered  under the 1933 Act such that  there is a  sufficient  number of such shares to permit the transfers contemplated by this Agreement to be consummated.

     (d) The statement of assets and liabilities of the Global Equity Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the
purpose of determining the number of shares of beneficial interest of the Global
Equity Fund to be issued  pursuant to Section 1 hereof will  accurately  reflect the net assets of the Global  Equity Fund and  outstanding  shares of beneficial interest,  as of such date, in conformity  with  generally  accepted  accounting principles applied on a consistent basis.

     (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever, except such restrictions as might arise under the 1933
Act with respect to privately placed or otherwise restricted  securities that it may have acquired in the ordinary course of business and such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The Trust has the necessary power and authority to conduct its business and the  business  of the Global  Equity Fund as such  businesses  are now being conducted.

     (g) The Trust is not a party to or  obligated  under any  provision  of its
Agreement and  Declaration of Trust,  By-laws,  or any material  contract or any other  material  commitment  or  obligation,  and is not subject to any order or decree that would be  violated by its  execution  of or  performance  under this
Agreement.

     (h) The Trust has full power and  authority  to enter into and  perform its obligations  under this  Agreement.  The execution,  delivery and performance of this Agreement have been duly and validly authorized,  executed and delivered by it, and this  Agreement  constitutes  its legal,  valid and binding  obligation, enforceable against it in accordance with its terms,  subject in all respects to the  effects  of  bankruptcy,  insolvency,  reorganization,  arrangements  among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of  general  applicability  relating  to or  affecting  creditors  rights and to general equity principles.

     (i) Neither the Trust nor the Global Equity Fund is under the  jurisdiction of a  Court  in a Title  11 or  similar  case  within  the  meaning  of  Section
368(a)(3)(A) of the Code.

     (j) The books and records of the Global  Equity Fund made  available to the
Managed  Trust and/or its counsel are true and correct in all material  respects and contain no material omissions with respect to the business and operations of the Global Equity Fund.

     (k) The Global Equity Fund has since its inception  satisfied,  will at the
Closing  satisfy,  and  consummation  of the  transactions  contemplated by this
Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated  investment company.

     6.   Representations and Warranties by the Managed Trust and the Trust

     The  Managed Trust and the Trust each  represents and warrants to the other that:

     (a)  There  are  no  legal,   administrative   or  other   proceedings   or
investigations  against it, or, to its  knowledge,  threatened  against it, that would materially affect its financial condition or its ability to consummate the transactions  contemplated by this Agreement.  It is not charged with, or to its knowledge,  threatened  with,  any  violation or  investigation  of any possible violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

     (b)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by it.

     (c) It has duly and timely  filed,  on behalf of the  Strategy  Fund or the
Global  Equity Fund,  as  appropriate,  all Tax (as defined  below)  returns and reports (including information returns),  which are required to be filed by such
Strategy Fund or Global Equity Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns,  or, in the case of information  returns,  the amount and character of income required to be reported by such  Strategy Fund or Global Equity Fund. On behalf of the Strategy
Fund or the Global Equity Fund, as  appropriate,  it has paid or made  provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions  for Taxes in the  books  and  records  of the  Strategy  Fund or Global  Equity  Fund,  as appropriate,  as of the Close of Business  on the  Valuation  Date will,  to the extent required by generally accepted accounting  principles,  be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise,  which were or which may be payable by the Strategy Fund or Global
Equity  Fund,  as  appropriate,  for any  periods or fiscal  years  prior to and including  the Close of  Business on the  Valuation  Date,  including  all Taxes imposed  before or after the Close of  Business on the  Valuation  Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Strategy Fund or Global Equity Fund, as  appropriate,  is currently being audited  by the  Internal  Revenue  Service  or by any  state  or  local  taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign  (whether  imposed by a country or  political  subdivision  or authority  thereunder) income, gross receipts,  excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and  duties,  fees,  assessments  or  charges,  whether  payable  directly or by withholding,  together with any interest and any penalties,  additions to tax or additional  amounts imposed by any taxing  authority  (foreign or domestic) with respect thereto.  To its knowledge,  there are no levies,  liens or encumbrances relating to Taxes existing,  threatened or pending with respect to the assets of the Strategy Fund or Global Equity Fund, as appropriate.

     (d) All information  provided to the Managed Trust by the Trust, and by the
Managed  Trust  to the  Trust,  for  inclusion  in,  or  transmittal  with,  the
Prospectus/Proxy  Statement  with  respect to this  Agreement  pursuant to which approval of the Strategy Fund shareholders will be sought,  shall not contain an untrue  statement of a material  fact, or omit to state a material fact required to be  stated  in order to make the  statements  made  therein,  in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of the Managed Trust with respect to the approval of the  Strategy  Fund's  shareholders  of the  Agreement,  no  consent,  approval, authorization or order of any court or governmental  authority,  or of any other person  or  entity,  is  required  for  the  consummation  of  the  transactions contemplated by this  Agreement,  except as may be required by the 1933 Act, the
Securities  Exchange Act of 1934, as amended (the "1934 Act"),  the 1940 Act, or state  securities  laws or Delaware  statutory trust or  Massachusetts  business trust  laws  (including,  in the case of each of the  foregoing,  the  rules and regulations thereunder).

     7. Covenants of the Managed Trust

     (a) The Managed  Trust  covenants  to operate the  business of the Strategy
Fund as presently conducted between the date hereof and the Closing.

     (b) The Managed  Trust  undertakes  that the Strategy Fund will not acquire the shares of  beneficial  interest of the Global Equity Fund for the purpose of making distributions thereof other than to the Strategy Fund's shareholders.

     (c) The Managed Trust  covenants  that by the Closing,  all of the Strategy
Fund's federal and other Tax returns and reports  required by law to be filed on or before  such date shall have been filed and all federal and other Taxes shown as due on said  returns  shall  have  either  been  paid or  adequate  liability reserves shall have been provided for the payment of such Taxes.

     (d) The Managed Trust will at the Closing  provide the Trust with a copy of the  shareholder  ledger  accounts,  including,  without  limitation,  the name, address and taxpayer  identification  number of each shareholder of record,  the number of shares held by each shareholder,  the dividend reinvestment  elections applicable to each shareholder, and the backup withholding and nonresident alien withholding  certifications,  notices or records on file with the Managed  Trust with respect to each shareholder, for all shareholders of record of the Strategy
Fund shares as of the Close of Business on the Valuation Date, who are to become shareholders  of the Global  Equity  Fund as a result of the  transfer of assets that is the subject of this  Agreement,  certified by its transfer  agent or its
President or its Vice President to the best of their knowledge and belief.

     (e) The Managed Trust agrees to mail to each  shareholder  of record of the
Strategy Fund entitled to vote at the meeting of shareholders at which action on this  Agreement  is  to  be  considered,  in  sufficient  time  to  comply  with requirements as to notice thereof, a Prospectus/Proxy Statement that complies in all material  respects  with the  applicable  provisions of Section 14(a) of the
1934 Act,  and  Section  20(a) of the 1940 Act,  and the rules and  regulations, respectively, thereunder.

     (f) The  Managed  Trust  shall  supply to the Trust,  at the  Closing,  the statement  of the  assets and  liabilities  described  in  Section  4(e) of this
Agreement in conformity with the requirements described in such Section.

     8. Covenants of the Trust

     (a) The Trust  covenants  that the  shares of  beneficial  interest  of the
Global  Equity Fund to be issued and  delivered to the Strategy Fund pursuant to the terms of Section 1 hereof shall have been duly  authorized as of the Closing and, when so issued and delivered,  shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the
Global Equity Fund shall have any statutory or contractual  preemptive  right of subscription or purchase in respect thereof.

     (b) The Trust  covenants to operate the business of the Global  Equity Fund as presently conducted between the date hereof and the Closing.

     (c) The Trust  covenants  that by the  Closing,  all of the  Global  Equity
Fund's federal and other tax returns and reports  required by law to be filed on or before  such date shall have been filed and all federal and other taxes shown as due on said  returns  shall  have  either  been  paid or  adequate  liability reserves shall have been provided for the payment of such taxes.

     (d) The Trust  shall  supply to the  Managed  Trust,  at the  Closing,  the statement of assets and liabilities  described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

     (e) The Trust  will file with the United  States  Securities  and  Exchange
Commission (the  "Commission")  a Registration  Statement on Form N-14 under the
1933 Act  ("Registration  Statement"),  relating  to the  shares  of  beneficial interest of the Global  Equity Fund  issuable  hereunder,  and will use its best efforts  to  provide  that such  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the  time  such  Registration  Statement  becomes effective,  it (i) will  comply in all  material  respects  with the  applicable provisions  of the 1933 Act,  the 1934 Act and the 1940  Act,  and the rules and regulations  promulgated  thereunder;  and  (ii)  will  not  contain  an  untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements  therein not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the time of the
Strategy Fund's  shareholders'  meeting,  and at the Closing, the prospectus and statement of additional  information included in the Registration Statement will not contain an untrue  statement of a material  fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     9.   Conditions  Precedent  to be  Fulfilled  by the Managed  Trust and the
          Trust

     The  obligations  of the  Managed  Trust and the Trust to  effectuate  this
Agreement  and the Plan of  Reorganization  hereunder  shall be  subject  to the following respective conditions:

     (a) That (i) all the  representations  and  warranties  of the other  party contained  herein shall be true and correct in all  material  respects as of the
Closing  with the same  effect as though  made as of and at such date;  (ii) the other party shall have performed all  obligations  required by this Agreement to be performed  by it at or prior to the Closing;  and (iii) the other party shall have  delivered  to such party a  certificate  signed by the  President  or Vice
President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have  delivered  to such party a copy of the resolutions  approving  this  Agreement  adopted by the other  party's  Board of
Trustees, certified by the Secretary or equivalent officer.

     (c) That the  Commission  shall  not have  issued an  unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to
institute   any   proceeding   seeking  to  enjoin  the   consummation   of  the
reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no
other  legal,   administrative  or  other  proceeding  shall  be  instituted  or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and the Plan of Reorganization and the transactions contemplated  hereby shall have been approved by the  appropriate  action of the shareholders  of the  Strategy  Fund at an  annual  or  special  meeting  or any adjournment thereof.

     (e)  That  the  Strategy  Fund  shall  have  declared  a  distribution   or
distributions  prior to the  Valuation  Date that,  together  with all  previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period  from the close of its last  fiscal  year to the Close of Business on the
Valuation Date, and (ii) any undistributed  ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (f) That prior to or at the Closing,  the Managed Trust and the Trust shall receive an opinion from Stradley, Ronon, Stevens & Young, LLP ("Stradley Ronon")
to the effect that, provided the acquisition  contemplated hereby is carried out in  accordance  with this  Agreement,  the laws of the State of Delaware and The
Commonwealth of Massachusetts,  and in accordance with customary representations provided  by the  Managed  Trust  and the  Trust in  certificates  delivered  to
Stradley Ronon:

          (1) The acquisition by the Global Equity Fund of substantially  all of the assets and the  assumption of the  liabilities  of the Strategy Fund in exchange  solely for the Global Equity Fund shares to be issued pursuant to
     Section 1 hereof,  followed by the distribution by the Strategy Fund to its shareholders  of the Global Equity Fund shares in complete  liquidation  of the Strategy Fund, will qualify as a  reorganization  within the meaning of
     Section  368(a)(1) of the Code, and the Global Equity Fund and the Strategy
     Fund will each be a "party to the  reorganization"  within  the  meaning of
     Section 368(b) of the Code;

          (2) No gain or loss will be  recognized  by the Strategy Fund upon the transfer of  substantially  all of its assets to and the  assumption of the liabilities  by the Global  Equity Fund in  exchange  solely for the voting shares of the Global Equity Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

          (3) No gain or loss will be  recognized by the Global Equity Fund upon the receipt by it of substantially  all of the assets and the assumption of the  liabilities  of the  Strategy  Fund in exchange  solely for the voting shares of the Global Equity Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

          (4) No gain or loss will be  recognized  by the Strategy Fund upon the distribution  of  the  Global  Equity  Fund  shares  to the  Strategy  Fund shareholders  in  accordance  with Section 1 hereof in  liquidation  of the
     Strategy Fund under Section 361(c)(1) of the Code;

          (5) The  basis of the  assets of the  Strategy  Fund  received  by the
     Global  Equity  Fund  will be the same as the  basis of such  assets to the
     Strategy Fund immediately prior to the exchange under Section 362(b) of the
     Code;

          (6) The holding  period of the assets of the Strategy Fund received by the Global  Equity Fund will  include the period  during  which such assets were held by the Strategy Fund under Section 1223(2) of the Code;

          (7) No gain or loss  will be  recognized  by the  shareholders  of the
     Strategy  Fund upon the exchange of their  shares in the Strategy  Fund for the  voting  shares  (including  fractional  shares  to  which  they may be entitled)  of the  Global  Equity  Fund (to be  issued in  accordance  with
     Section 1 hereof) under Section 354(a) of the Code;

          (8) The  basis  of the  Global  Equity  Fund  shares  received  by the
     Strategy Fund  shareholders in accordance with Section 1 hereof  (including fractional  shares to which they may be  entitled)  will be the same as the basis of the shares of the Strategy Fund  exchanged  therefor under Section
     358(a)(1) of the Code;

          (9) The holding  period of the Global  Equity Fund shares  received by the  Strategy  Fund's  shareholders  in  accordance  with  Section 1 hereof
     (including  fractional  shares to which they may be entitled)  will include the holding  period of the Strategy  Fund's shares  surrendered in exchange therefor,  provided  that the  Strategy  Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l) of the Code;
     and

          (10) The Global  Equity Fund will  succeed to and take into account as of the date of the  transfer  (as defined in Section  1.381(b)-1(b)  of the
     regulations   issued  by  the  United  States   Treasury   (the   "Treasury
     Regulations"))  the items of the Strategy Fund  described in Section 381(c)
     of the  Code,  subject  to the  conditions  and  limitations  specified  in
     Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (g) That the Trust  shall have  received  an opinion in form and  substance reasonably satisfactory to it from Dechert, counsel to the Managed Trust, to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency, arrangement among creditors, moratorium,  fraudulent transfer or conveyance, and other similar laws of general applicability  relating to or affecting creditors'
rights and to general equity principles:

          (1) The Managed  Trust was created as a business  trust under the laws of The  Commonwealth of  Massachusetts on November 21, 1986, and is validly existing  and in  good  standing  under  the  laws of The  Commonwealth  of
     Massachusetts;

          (2) The Managed Trust is  authorized  to issue an unlimited  number of shares of beneficial  interest,  $0.001 par value, of the Managed Trust and of the  Strategy  Fund.  Assuming  that the  initial  shares of  beneficial interest of the Strategy Fund were issued in accordance  with the 1940 Act, and the Amended and Restated  Declaration of Trust and Restated  By-laws of the  Managed  Trust,  and that all  other  such  outstanding  shares of the
     Strategy Fund were sold,  issued and paid for in accordance  with the terms of the Strategy Fund  prospectus in effect at the time of such sales,  each
     such   outstanding   share  is  duly  and  validly   issued,   fully  paid,
     non-assessable,  and except for any shares  sold  pursuant  to the  private offering exemption for purposes of raising the required initial capital, is fully transferable and has full voting rights;

          (3) The Managed  Trust is an open-end  management  investment  company registered as such under the 1940 Act;

          (4) Except as  disclosed in the Strategy  Fund's  currently  effective prospectus,  such counsel does not know of any material  suit,  action,  or legal or  administrative  proceeding  pending  or  threatened  against  the
     Managed  Trust,  the  unfavorable  outcome of which  would  materially  and adversely affect the Managed Trust or the Strategy Fund;

          (5) To such counsel's knowledge, no consent,  approval,  authorization or order of any court, governmental authority or agency is required for the consummation by the Managed Trust of the transactions  contemplated by this
     Agreement,  except such as have been obtained  under the 1933 Act, the 1934
     Act, the 1940 Act, and Massachusetts  laws (including,  in the case of each of the foregoing,  the rules and regulations thereunder) and such as may be required under state securities laws;

          (6) Neither the execution,  delivery nor performance of this Agreement by the Managed  Trust  violates  any  provision of its Amended and Restated
     Declaration  of Trust,  its  Restated  By-laws,  or the  provisions  of any agreement or other  instrument,  known to such counsel to which the Managed
     Trust is a party or by which the Managed Trust is otherwise bound; and

          (7) This Agreement has been duly and validly authorized,  executed and delivered by the Managed Trust and represents the legal,  valid and binding obligation  of the  Managed  Trust and is  enforceable  against the Managed
     Trust in accordance with its terms.

     In giving  the  opinions  set forth  above,  Dechert  may state  that it is relying on  certificates  of the  officers of the  Managed  Trust with regard to
matters  of  fact  and  certain   certifications   and  written   statements  of
governmental officials with respect to the good standing of the Managed Trust.

     (h) That the  Managed  Trust  shall  have  received  an opinion in form and substance  reasonably  satisfactory  to it from Stradley  Ronon,  counsel to the
Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency,  arrangement  among creditors,  moratorium,  fraudulent  transfer or conveyance,  and other  similar  laws of general  applicability  relating  to or affecting creditors' rights and to general equity principles:

          (1) The  Trust is a  statutory  trust  (formerly  known as a  business trust) and was  created  under the laws of the State of  Delaware on August
     13, 1993,  and is validly  existing and in good standing  under the laws of the State of Delaware;

          (2) The Trust is authorized to issue an unlimited  number of shares of beneficial interest,  $0.001 par value. Assuming that the initial shares of beneficial  interest of the Global  Equity  Fund were issued in  accordance with the 1940 Act and the Trust's  Agreement and  Declaration  of Trust and
     By-laws,  and that all other such  outstanding  shares of the Global Equity
     Fund were  sold,  issued and paid for in  accordance  with the terms of the
     Global Equity Fund's  prospectus in effect at the time of such sales,  each
     such   outstanding   share  is  duly  and  validly   issued,   fully  paid,
     non-assessable, freely transferable and has full voting rights;

          (3) The Trust is an open-end management  investment company registered as such under the 1940 Act;

          (4)  Except  as  disclosed  in  the  Global  Equity  Fund's  currently effective  prospectus,  such counsel  does not know of any  material  suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable  outcome of which would materially and adversely affect the Trust or the Global Equity Fund;

          (5) The shares of beneficial  interest of the Global Equity Fund to be issued  pursuant to the terms of Section 1 hereof have been duly authorized and,  when issued and  delivered as provided in this  Agreement,  will have been duly and validly issued and fully paid and will be  non-assessable  by the Trust or the Global Equity Fund,  and to such counsel's  knowledge,  no shareholder has any preemptive right to subscription or purchase in respect thereof;

          (6) To such counsel's knowledge, no consent,  approval,  authorization or order of any court, governmental authority or agency is required for the consummation  by  the  Trust  of  the  transactions  contemplated  by  this
     Agreement,  except such as have been obtained  under the 1933 Act, the 1934
     Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

          (7) Neither the execution,  delivery nor performance of this Agreement by the Trust  violates any provision of its Agreement  and  Declaration  of
     Trust, its By-laws, or the provisions of any agreement or other instrument, known to such  counsel  to which the Trust is a party or by which the Trust is otherwise bound; and

          (8) This Agreement has been duly and validly authorized,  executed and delivered  by the  Trust  and  represents  the  legal,  valid  and  binding obligation of the Trust and is enforceable  against the Trust in accordance with its terms.

     In giving the opinions set forth above, Stradley Ronon may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That the Trust's  Registration  Statement with respect to the shares of beneficial  interest of the Global  Equity Fund to be  delivered to the Strategy
Fund's  shareholders  in  accordance  with  Section 1 hereof  shall have  become effective,  and no stop order  suspending the  effectiveness of the Registration
Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing or shall be in effect at the Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the shares of beneficial  interest of the Global Equity Fund to be delivered in accordance  with Section 1 hereof shall be eligible for sale by the
Trust with each state  commission  or agency  with  which  such  eligibility  is required in order to permit the shares lawfully to be delivered to each Strategy
Fund shareholder.

     (k) That at the Closing, the Managed Trust, on behalf of the Strategy Fund, transfers to the Global  Equity Fund  aggregate  Net Assets of the Strategy Fund comprising  at least 90% in fair market value of the total net assets and 70% in fair  market  value of the  total  gross  assets  recorded  on the  books of the
Strategy Fund at the Close of Business on the Valuation Date.

     10. Brokerage Fees and Expenses; Other Agreements

     (a) The Managed  Trust and the Trust each  represents  and  warrants to the other that there are no broker or finders' fees payable by it in connection with the transaction provided for herein.

     (b) The expenses of entering  into and carrying out the  provisions of this
Agreement,  whether or not  consummated,  shall be borne 50% by UBS Global Asset
Management  (US) Inc. The  remaining  50% of the  expenses of entering  into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne  by the  Global  Equity  Fund and the  Strategy  Fund,  each to pay its proportionate  share of the  expenses  based on the  relative  net assets of the
Global Equity Fund and Strategy  Fund as of the  Valuation  Date, if the Plan of
Reorganization is consummated or, as of the date this Agreement,  if the Plan of
Reorganization is not consummated.

     (c) Any other provision of this Agreement to the contrary  notwithstanding, any  liability  of the Managed  Trust under this  Agreement  with respect to any series of the Managed Trust, or in connection with the transactions contemplated herein with respect to any series of the Managed Trust, shall be discharged only out of the assets of that series of the Managed  Trust,  and no other  series of the Managed Trust shall be liable with respect thereto.

     (d) Any other provision of this Agreement to the contrary  notwithstanding, any  liability of the Trust under this  Agreement  with respect to any series of the Trust,  or in  connection  with the  transactions  contemplated  herein with respect to any series of the Trust,  shall be discharged  only out of the assets of that  series of the Trust,  and no other  series of the Trust shall be liable with respect thereto.

     11. Indemnification by the Managed Trust and the Strategy Fund

     The Managed  Trust and the Strategy Fund hereby agree to indemnify and hold the Trust and the Global  Equity Fund and each of them  harmless  from all loss, liability  and  expense  (including  reasonable  counsel  fees and  expenses  in connection  with the contest of any claim) which the Trust or the Global  Equity
Fund may incur or sustain by reason of the fact that (i) the Trust or the Global
Equity Fund shall be required to pay any  obligation of the Managed Trust or the
Strategy Fund, whether consisting of Tax deficiencies or otherwise, based upon a claim or claims against the Managed Trust or the Strategy Fund that were omitted or not fully reflected in the financial  statements to be delivered to the Trust in connection with the Closing;  (ii) any  representations or warranties made by the  Managed  Trust  in  Sections  4 or 6  hereof  should  prove  to be false or erroneous in any material  respect;  (iii) any covenant has been breached in any
material   respect;   or  (iv)  any  claim  is  made   alleging   that  (a)  the
Prospectus/Proxy Statement delivered to the shareholders of the Strategy Fund in connection with this transaction, or (b) the Registration Statement on Form N-14 of which  such  Prospectus/Proxy  Statement  forms a part,  included  an  untrue statement of a material  fact or omitted to state a material  fact  necessary to make the statements therein, in light of the circumstances under which they were made,  not  misleading,  except  insofar  as such  claim  is  based  on  written information  furnished to the Managed Trust by the Trust, its investment adviser or distributor.

     12.  Indemnification by the Trust and the Global Equity Fund

     The Trust and the Global Equity Fund hereby agree to indemnify and hold the
Trustees of the Managed  Trust and the  Strategy  Fund  harmless  from all loss, liability  and  expenses  (including  reasonable  counsel  fees and  expenses in connection  with the  contest  of any  claim)  which  the  Managed  Trust or the
Strategy  Fund  may  incur  or  sustain  by  reason  of the  fact  that  (i) any representations or warranties made by the Trust in Sections 5 or 6 hereof should prove false or  erroneous in any  material  respect;  (ii) any covenant has been breached by the Trust or the Global  Equity  Fund in any  material  respect;  or
(iii)  any  claim  is made  alleging  that  (a) the  Prospectus/Proxy  Statement delivered to the  shareholders  of the  Strategy  Fund in  connection  with this transaction,  or (b) the  Registration  Statement  on Form  N-14 of  which  such
Prospectus/Proxy  Statement  forms a part,  included  an untrue  statement  of a material  fact or  omitted  to  state a  material  fact  necessary  to make  the statements  therein,  in light of the circumstances  under which they were made, not  misleading,  except  insofar as such claim is based on written  information furnished  to  the  Trust  by the  Managed  Trust,  its  investment  adviser  or distributor.

     13.  Notice of Claim of Indemnification

     In the event that any claim is made against the Trust or the Global  Equity
Fund in  respect  of which  indemnity  may be sought by the Trust or the  Global
Equity Fund from the Managed Trust, the Strategy Fund or the shareholders of the
Strategy  Fund  under  Section 11 of this  Agreement,  or, in the event that any claim is made against the Managed Trust or the Strategy Fund in respect of which indemnity may be sought by the Managed Trust or the Strategy Fund from the Trust or the Global Equity Fund under Section 12 of this Agreement,  the party seeking indemnification (the "Indemnified Party") shall, with reasonable  promptness and before  payment of such claim,  give  written  notice of such claim to the other party (the  "Indemnifying  Party").  If no  objection  as to the validity of the claim is made in  writing to the  Indemnified  Party by the  Indemnifying  Party
within thirty (30) days after giving notice  hereunder,  then,  the  Indemnified
Party may pay such  claim  and  shall be  entitled  to  reimbursement  therefor, pursuant to this  Agreement.  If, prior to the  termination  of such  thirty-day period,  objection  in writing as to the  validity  of such claim is made to the
Indemnified  Party,  the Indemnified  Party shall withhold payment thereof until the  validity  of the  claim  is  established  (i) to  the  satisfaction  of the
Indemnifying  Party;  or (ii) by a final  determination  of a court of competent jurisdiction,  whereupon the  Indemnified  Party may pay such claim and shall be entitled to  reimbursement  thereof,  pursuant to this Agreement;  or (iii) with respect to any Tax claims,  within seven (7) calendar days following the earlier of (A) an  agreement  between the Managed  Trust and the Trust that an indemnity amount is payable,  (B) an assessment of a Tax by a taxing  authority,  or (C) a
"determination"  as defined in Section 1313(a) of the Code. For purposes of this
Section 13, the term "assessment" shall have the same meaning as used in Chapter
63 of the Code and Treasury Regulations thereunder,  or any comparable provision under  the  laws  of the  appropriate  taxing  authority.  In the  event  of any objection by the  Indemnifying  Party,  the  Indemnifying  Party shall  promptly investigate the claim, and if it is not satisfied with the validity thereof, the
Indemnifying  Party shall conduct the defense against such claim.  All costs and
expenses   incurred  by  the   Indemnifying   Party  in  connection   with  such
investigation   and  defense  of  such  claim  shall  be  borne  by  it.   These
indemnification  provisions  are in addition to, and not in  limitation  of, any other rights the parties may have under applicable law.

     14.  Termination; Waiver; Order

     (a) Anything  contained in this Agreement to the contrary  notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time  (whether  before or after  approval  thereof  by the  shareholders  of the
Strategy Fund) prior to the Closing as follows:

          (1) by mutual consent of the Managed Trust and the Trust in writing;

          (2) by the Trust if any  condition  precedent to its  obligations  set forth in  Section  9 has not  been  fulfilled  or  waived  by the  Trust in writing; or

          (3) by the Managed Trust if any condition precedent to its obligations set forth in  Section  9 has not been  fulfilled  or waived by the  Managed
     Trust in writing.

     (b) If the  transactions  contemplated  by this  Agreement  have  not  been consummated by _________ __, 2003, this Agreement shall automatically  terminate on that date,  unless a later  date is agreed to in writing by both the  Managed
Trust and the Trust.

     (c)  In  the  event  of  termination  of  this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect,  and there shall not be any  liability on the part of either the Managed Trust or the
Trust or persons who are their  trustees,  officers,  agents or  shareholders in respect of this Agreement.

     (d) At any time prior to the  Closing,  any of the terms or  conditions  of this  Agreement  may be  waived  by  either  the  Managed  Trust  or the  Trust, respectively (whichever is entitled to the benefit thereof).

     (e) The respective  representations,  warranties and covenants contained in
Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued  prior to the Closing and shall  impose any terms or  conditions that are  determined  by action of the Board of Trustees of the Managed Trust or the Board of Trustees of the Trust to be  acceptable,  such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the  shareholders of the Strategy Fund,  unless such further vote is required by applicable law, or by mutual consent of the parties.

     15.  Final Tax  Returns and Forms 1099 of the  Strategy  Fund

     (a) After the Closing, the Managed Trust shall or shall cause its agents to prepare  any  federal,  state or local Tax  returns,  including  any Forms 1099, required to be filed by the Managed  Trust with respect to the  Strategy  Fund's final  taxable  year  ending  with its  complete  liquidation  and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b)  Notwithstanding  the  provisions  of  Section 1 hereof,  any  expenses incurred by the Managed  Trust or the  Strategy  Fund (other than for payment of
Taxes) in  connection  with the  preparation  and filing of said Tax returns and
Forms 1099 after the Closing,  shall be borne by the Strategy Fund to the extent such  expenses have been or should have been accrued by the Strategy Fund in the ordinary  course without regard to the Plan of  Reorganization  contemplated  by this Agreement.

     16. Cooperation and Exchange of Information

     The  Trust  and the  Managed  Trust  will  provide  each  other  and  their respective  representatives  with such  cooperation and information as either of them  reasonably  may  request of the other in filing any Tax  returns,  amended return or claim for refund,  determining  a liability  for Taxes or a right to a refund of Taxes or  participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their  respective  agents  will retain for a period of six (6) years  following  the Closing all returns,  schedules and work papers and all material  records or other  documents  relating to Tax matters of the  Strategy  Fund and Global  Equity Fund for its taxable  period first ending after the Closing and for all prior taxable periods.

     17. Limitation of Liability under Massachusetts Law

     It is expressly  agreed that the  obligations  of the Managed Trust and the
Strategy  Fund  hereunder  shall  not be  binding  upon  any  of  the  trustees, shareholders,  nominees,  officers,  agents,  or employees of the Managed  Trust personally,  but shall bind only the trust  property of the  Strategy  Fund,  as provided in the Amended and Restated  Declaration of Trust of the Managed Trust.
The  execution  and  delivery  of this  Agreement  have been  authorized  by the
Trustees  of the  Managed  Trust  on  behalf  of  Strategy  Fund and  signed  by
authorized   officers  of  the  Managed  Trust,  acting  as  such.  Neither  the authorization by such Trustees, nor the execution and delivery by such officers, shall be deemed to have been made by any of them  individually  or to impose any liability on any of them  personally,  but shall bind only the trust property of the  Strategy  Fund as  provided  in the Managed  Trust's  Amended and  Restated
Declaration of Trust.

     18. Entire Agreement and Amendments

     This Agreement  embodies the entire Agreement between the parties and there are no  agreements,  understandings,  restrictions,  or  warranties  between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

     19. Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an  original,  but all such  counterparts  together  shall constitute but one instrument.

     20. Notices

     Any notice,  report,  or demand  required or permitted by any  provision of this  Agreement  shall be in  writing  and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at 51
West 52nd Street, New York, New York 10019-6114, Attention: Secretary, or to the
Managed Trust at 51 West 52nd Street, New York, New York 10019-6114,  Attention:
Secretary.

     21. Governing Law

     This Agreement  shall be governed by and carried out in accordance with the laws of the State of Delaware.

     22. Effect of Facsimile Signature

     A facsimile  signature of an  authorized  officer of a party hereto on this
Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS  WHEREOF,  the Trust and  Managed  Trust have each  caused  this
Agreement  and Plan of  Reorganization  to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                                 THE UBS FUNDS, ON BEHALF
                                                 OF THE UBS GLOBAL EQUITY FUND
Attest:

____________________________________________     ____________________________________________

By:    _____________________________________     By:    _____________________________________

Title:   ___________________________________     Title:   ___________________________________

                                                 UBS MANAGED INVESTMENTS TRUST,
                                                 ON BEHALF OF THE UBS STRATEGY
                                                 FUND
Attest:

____________________________________________     ____________________________________________

By:    _____________________________________     By:    _____________________________________

Title:   ___________________________________     Title:   ___________________________________

                                                                       EXHIBIT B

[The  Prospectus  of the Global  Equity  Fund,  dated  September  30,  2002,  as previously  filed via EDGAR,  is  incorporated  herein by reference  and will be included with the mailing to shareholders.]

                                                                       EXHIBIT C

[The Annual Report to Shareholders of the Global Equity Fund for the fiscal year ended June 30, 2002, as previously  filed via EDGAR, is  incorporated  herein by reference and will be included with the mailing to shareholders.]

                          PLEASE SIGN, DATE AND RETURN
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                  Please detach at perforation before mailing.

PROXY                                                                      PROXY
                       SPECIAL MEETING OF SHAREHOLDERS OF
                                UBS STRATEGY FUND

                                 March 19, 2003

     This proxy is being  solicited  for the Board of  Trustees  of UBS  Managed
     Investments  Trust,  on behalf of its series,  the UBS Strategy  Fund,  and relates to the proposal indicated below. The undersigned hereby revokes all previous  proxies for his shares and  appoints as proxies  [_________]  and
     [_________],  and each of them (with the power of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the
     UBS  Strategy  Fund at the Special  Meeting of  Shareholders  to be held at
     10:00 a.m.  Eastern time,  on March 19, 2003, at 51 West 52nd Street,  16th
     Floor,  New  York,  New  York  10019-6114,   and  any  adjournment  thereof
     ("Meeting"),  with all the power the  undersigned  would have if personally present.  The shares  represented by this card will be voted as instructed.
     UNLESS  INDICATED  TO THE  CONTRARY,  THIS  PROXY  SHALL BE DEEMED TO GRANT
     AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO THE  REORGANIZATION OF THE
     UBS  STRATEGY  FUND INTO THE UBS GLOBAL  EQUITY  FUND,  A SERIES OF THE UBS
     FUNDS. IF ANY OTHER MATTERS  PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT
     WHICH  THE  PROXIES  WERE NOT  AWARE  PRIOR  TO THE  TIME OF  SOLICITATION,
     AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION.

                                    Vote via the Internet:  ____________________
                                    Vote via the Telephone:  ___________________
                                    Control Number:

                    Note:  If shares are held by an  individual,  sign your name exactly  as it  appears  on this  card.  If shares  are held jointly,  either  party may sign,  but the name of the party signing  should  conform  exactly  to the name shown on this card. If shares are held by a  corporation,  partnership  or similar account, the name and the capacity of the individual signing  should be  indicated  unless it is reflected in the form of  registration.  For example:  "ABC Corp.,  John Doe,
                    Treasurer."

                                        Signature

                                        Signature (if held jointly)

                                        Date

             PLEASE MARK YOUR VOTE ON THE REVERSE SIDE OF THIS CARD

                        PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY.

                  Please detach at perforation before mailing.

Please  date and sign the  reverse  side of this proxy and return it promptly in the  enclosed  envelope.  This  proxy  will not be voted  unless it is dated and signed exactly as instructed.

When  properly  signed,  the  proxy  will be voted as  instructed  below.  If no instruction is given for a proposal, voting will be made "For" that proposal.

The Board of Trustees recommends a vote FOR the following Proposal.

                                                      FOR    AGAINST    ABSTAIN
                                                      ---    -------    -------

 To   approve   an   Agreement   and  Plan  of        |_|      |_|        |_|
 Reorganization     between     UBS    Managed
 Investments  Trust,  on behalf of its series,
 UBS Strategy Fund (the "Strategy Fund"),  and
 The UBS Funds,  on behalf of its series,  UBS
 Global   Equity  Fund  (the  "Global   Equity
 Fund"),  that provides for the acquisition of
 substantially  all of the assets,  subject to
 the  liabilities,  of the  Strategy  Fund  in
 exchange  for  shares  of the  Global  Equity
 Fund, the  distribution of such shares to the
 shareholders  of the Strategy  Fund,  and the
 complete  liquidation  and dissolution of the
 Strategy Fund.

               PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD.

Part B
------
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                  THE UBS FUNDS
                             Dated January 19, 2003

Acquisition of the Assets of the
UBS STRATEGY FUND
(a series of UBS Managed Investments Trust)

By and in exchange for shares of the
UBS GLOBAL EQUITY FUND
(a series of The UBS Funds)

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed acquisition (the "Transaction") of substantially all of the assets, subject to the  liabilities,  of the UBS Strategy Fund (the "Strategy  Fund"), a
series of UBS Managed  Investments Trust (the "Managed Trust"),  in exchange for shares of the UBS Global Equity Fund (the "Global Equity Fund"), a series of The
UBS Funds (the "Trust").

     This SAI also includes the following  documents,  which are attached to and legally considered to be a part of this SAI:

          1.   Pro Forma Financial Statements reflecting the financial situation of the Global  Equity Fund  following the  Transaction  as if the
               Transaction had taken place on June 30, 2002.

          2.   Statement of  Additional  Information  of the Global Equity Fund,
               dated September 30, 2002.

          3.   Annual Report of the Global Equity Fund for the fiscal year ended
               June 30, 2002.

          4.   Annual  Report of the  Strategy  Fund for the  fiscal  year ended
               September 30, 2002.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement,  dated  January  19,  2003,  relating  to  the
Transaction. You can request a copy of the Prospectus/Proxy Statement by calling
1-800-647-1568  or by writing to the Global  Equity Fund at 51 West 52nd Street,
New York, New York 10019-6114.

Pro Forma Statement of Investments                                                                June 30, 2002

                                                 Shares                             Market Value
                                 -------------------------------------------------------------------------------
                                 Global Equity Strategy  Pro Forma  Global Equity Strategy Adjust-    Pro Forma
                                     Fund       Fund      Combined     Fund         Fund   ments (a)  Combined
----------------------------------------------------------------------------------------------------------------
Equities -- 96.42%
Aerospace & Military -- 0.03%
                                                                   ---------------------------------------------
Singapore Technologies Eng          137,000                137,000    149,655                            149,655
                                                                   ---------------------------------------------
Airlines -- 0.38%
                                                                   ---------------------------------------------
AMR Corp.                                       133,100    133,100                2,244,066            2,244,066
                                                                   ---------------------------------------------
Appliances  & Household
  Durables-- 0.03%
                                                                   ---------------------------------------------
Sony Corp.                            3,400                  3,400    179,559                            179,559
                                                                   ---------------------------------------------
Autos/Durables -- 1.52%
Nissan Motor Co. Ltd.                         1,206,000  1,206,000                8,350,895            8,350,895
Toyota Motor Corp.                   20,500                 20,500    543,885                            543,885
                                                                   ---------------------------------------------
                                                                      543,885     8,350,895            8,894,780
                                                                   ---------------------------------------------
Banks -- 12.54%
Abbey National PLC                   23,992                 23,992    282,328                            282,328
Banco Bilbao Vizcaya Argentaria      35,643     745,500    781,143    403,050     8,436,911            8,839,961
Banco Santander Central
  Hispano S.A.                       56,432                 56,432    448,085                            448,085
Bank of New York Co. Inc.             9,800                  9,800    330,750                            330,750
Bank of Yokohama Ltd.                24,000                 24,000    102,119                            102,119
Barclays PLC                         54,790                 54,790    461,010                            461,010
BNP Paribas S.A.                     11,800                 11,800    652,603                            652,603
Chinatrust Financial
  Holdings Co. Ltd.                           3,039,000  3,039,000                2,683,343            2,683,343
Fifth Third Bancorp.                            138,500    138,500                9,231,025            9,231,025
FleetBoston Financial Corp.          11,600                 11,600    375,260                            375,260
GreenPoint Financial Corp.            6,000                  6,000    294,600                            294,600
JP Morgan Chase & Co.                22,100                 22,100    749,632                            749,632
National Australia Bank              13,000                 13,000    454,350                            454,350
Royal Bank of Scotland Group PLC                667,600    667,600               18,932,135           18,932,135
US Bancorp                           18,300                 18,300    427,305                            427,305
Washington Mutual, Inc.                         216,300    216,300                8,026,893            8,026,893
Wells Fargo & Co.                    20,300     383,400    403,700  1,016,218    19,193,004           20,209,222
Westpac Banking Corp.                68,593                 68,593    625,372                            625,372
                                                                   ---------------------------------------------
                                                                    6,622,682    66,503,311           73,125,993
                                                                   ---------------------------------------------
Beverages & Tobacco -- 7.75%
Allied Domecq PLC                    34,867                 34,867    228,668                            228,668
Coca-Cola Co.                                   449,300    449,300               25,160,800           25,160,800
Foster's Group Ltd.                           1,055,200  1,055,200                2,804,296            2,804,296
Gallaher Group PLC                   79,583                 79,583    746,045                            746,045
PepsiCo Inc.                                    311,900    311,900               15,033,580           15,033,580
Philip Morris Companies Inc.         19,200                 19,200    838,656                            838,656
Swedish Match AB                     48,200                 48,200    398,586                            398,586
                                                                   ---------------------------------------------
                                                                    2,211,955    42,998,676           45,210,631
                                                                   ---------------------------------------------
Broadcasting &
  Publishing -- 4.26%
AOL Time Warner, Inc.                41,400   1,145,750  1,187,150    608,994    16,853,982           17,462,976
Elsevier NV                          48,057                 48,057    654,960                            654,960
Liberty Media Corp.                             563,400    563,400                5,634,000            5,634,000
McGraw-Hill Companies Inc.            8,300                  8,300    495,510                            495,510
News Corp. Ltd.                      35,960                 35,960    165,138                            165,138
Viacom, Inc.                          4,960                  4,960    220,521                            220,521
VNU N.V.                              7,457                  7,457    207,237                            207,237
                                                                   ---------------------------------------------
                                                                    2,352,360    22,487,982           24,840,342
                                                                   ---------------------------------------------
Business & Public
  Service -- 0.02%
                                                                   ---------------------------------------------
Brambles Industries PLC              24,860                 24,860    124,387                            124,387
                                                                   ---------------------------------------------
Chemicals -- 0.26%
Bayer AG                              6,090                  6,090    195,169                            195,169
BP PLC                               29,434                 29,434    247,213                            247,213
E.I. Du Pont De Nemours and Co.      10,400                 10,400    461,760                            461,760
Givaudan-Reg                            575                    575    231,808                            231,808
NOVA Chemicals Corp.                  6,900                  6,900    152,935                            152,935
Praxair Inc.                          3,800                  3,800    216,486                            216,486
                                                                   ---------------------------------------------
                                                                    1,505,371                          1,505,371
                                                                   ---------------------------------------------
Computer Software -- 5.54%
Bea Systems Inc.                     37,800     256,103    293,903    359,478     2,435,539            2,795,017
Cap Gemini S.A.                       4,200                  4,200    166,953                            166,953
Gemplus International S.A.           33,937                 33,937     48,598                             48,598
Microsoft Corp.                      17,200     455,800    473,000    940,840    24,932,260           25,873,100
Oracle Corp.                         26,700                 26,700    252,849                            252,849
Rational Software Corp.              12,000                 12,000     98,520                             98,520
SAP AG                                           31,150     31,150                3,047,582            3,047,582
Sun Microsystems Inc.                10,800                 10,800     54,108                             54,108
                                                                   ---------------------------------------------
                                                                    1,921,346    30,415,381           32,336,727
                                                                   ---------------------------------------------
Computer Systems -- 3.77%
Cisco Systems, Inc.                  12,300     600,800    613,100    171,585     8,381,160            8,552,745
Hewlett-Packard Co.                   8,791                  8,791    134,326                            134,326
International Business
  Machines Corp.                      6,500     139,400    145,900    468,000    10,036,800           10,504,800
Taiwan Semiconductor                            213,400    213,400                2,774,200            2,774,200
                                                                   ---------------------------------------------
                                                                      773,911    21,192,160           21,966,071
                                                                   ---------------------------------------------
Construction -- 3.69%
CRH PLC                              17,470                 17,470    284,679                            284,679

                                               Shares                               Market Value
                                 -------------------------------------------------------------------------------
                                 Global Equity Strategy  Pro Forma  Global Equity Strategy Adjust-    Pro Forma
                                     Fund       Fund      Combined     Fund         Fund   ments (a)  Combined
----------------------------------------------------------------------------------------------------------------
Cie De Saint Gobain                   6,552                  6,552    294,095                            294,095
Hanson PLC                                      841,800    841,800                6,012,967            6,012,967
Lafarge S.A.                                    149,000    149,000               14,834,552           14,834,552
Sekisui House Ltd.                   15,000                 15,000    110,254                            110,254
                                                                   ---------------------------------------------
                                                                      689,028    20,847,519           21,536,547
                                                                   ---------------------------------------------
Data Processing -- 0.00%
                                                                   ---------------------------------------------
Nortel Networks Corp.                15,500                 15,500     22,421                             22,421
                                                                   ---------------------------------------------

Electric Components -- 0.23%
Electrocomponents PLC                30,940                 30,940    173,319                            173,319
Murata Manufacturing Co. Ltd.         2,900                  2,900    186,301                            186,301
Minebea Co. Ltd.                     13,000                 13,000     76,356                             76,356
Philips Electronics NV               14,957                 14,957    417,590                            417,590
Rohn Co. Ltd.                         1,700                  1,700    253,738                            253,738
Texas Instruments Inc.                9,100                  9,100    215,670                            215,670
                                                                   ---------------------------------------------
                                                                    1,322,974                          1,322,974
                                                                   ---------------------------------------------
Electronics-- 1.84%
Intel Corp.                          10,200     569,000    579,200    186,354    10,395,630           10,581,984
Sanyo Electric Co. Ltd.              40,000                 40,000    174,537                            174,537
                                                                   ----------------------------------------------
                                                                      360,891    10,395,630           10,756,521
                                                                   ---------------------------------------------
Energy -- 5.57%
CMS Energy Corp.                     12,000                 12,000    131,760                            131,760
Conoco, Inc.                         11,500                 11,500    319,700                            319,700
ENI SPA                              47,631   1,462,100  1,509,731    757,347    23,204,368           23,961,715
Exxon Mobil Corp.                    12,800                 12,800    523,776                            523,776
Nabors Industries, Inc.                         173,000    173,000                6,106,900            6,106,900
Schlumberger Ltd.                     4,700                  4,700    218,550                            218,550
TotalFina ELF S.A.                    7,706                  7,706  1,251,152                          1,251,152
                                                                   ---------------------------------------------
                                                                    3,202,285    29,311,268           32,513,553
                                                                   ---------------------------------------------
Financial Services -- 7.09%
Aiful Corp.                           3,950                  3,950    259,027                            259,027
American International
  Group, Inc.                        14,147                 14,147    965,250                            965,250
Anthem Inc.                           3,700                  3,700    249,676                            249,676
Citigroup, Inc.                      33,400     580,700    614,100  1,294,250    22,502,125           23,796,375
Countrywide Credit
  Industries, Inc.                               57,200     57,200                2,759,900            2,759,900
DBS Group Holdings Ltd.              16,000                 16,000    112,293                            112,293
Fortis                                9,575                  9,575    205,011                            205,011
Freddie Mac                           7,000       7,000     14,000    428,400     9,822,600           10,251,000
Hartford Financial Services
  Group                               2,600                  2,600    154,622                            154,622
Household International Inc.         11,200                 11,200    556,640                            556,640
Morgan Stanley                        5,300                  5,300    228,324                            228,324
Muenchener Rueckver Ag                1,702                  1,702    403,413                            403,413
Orix Corp.                            3,100                  3,100    250,100                            250,100
Principal Financial Group            12,100                 12,100    375,100                            375,100
San Paolo IMI SPA                    34,296                 34,296    344,125                            344,125
Takefuji Corp.                        3,850                  3,850    267,566                            267,566
Yasuda Fire & Machine
  Insurance Co.                      27,000                 27,000    165,343                            165,343
                                                                   ---------------------------------------------
                                                                    6,259,140    35,084,625           41,343,765
                                                                   ---------------------------------------------
Food & House Products -- 1.08%
Compass Group PLC                    35,362                 35,362    214,531                            214,531
Kao Corp.                             6,000                  6,000    138,161                            138,161
Koninklijke Ahold NV                 20,883                 20,883    439,291                            439,291
Nestle S.A.- Registered               2,644                  2,644    616,454                            616,454
Safeway PLC                          62,704                 62,704    269,295                            269,295
Sara Lee Corp.                            1                      1         21                                 21
Unilever PLC                                    504,600    504,600                4,600,645            4,600,645
                                                                   ---------------------------------------------
                                                                    1,677,753     4,600,645            6,278,398
                                                                   ---------------------------------------------
Forest Products-- 2.71%
Stora Enso OYJ                                1,079,750  1,079,750               15,103,319           15,103,319
UPM-Kymmene OYJ                      17,900                 17,900    704,644                            704,644
                                                                   ---------------------------------------------
                                                                      704,644    15,103,319           15,807,963
                                                                   ---------------------------------------------
Health: Drugs -- 9.84%
Abbot Laboratories, Inc.             21,300                 21,300    801,945                            801,945
Allergan, Inc.                        5,300                  5,300    353,775                            353,775
Altana AG                             2,700                  2,700    146,498                            146,498
Aventis S.A.                          7,633     101,350    108,983    540,874     7,168,238            7,709,112
Bristol-Myers Squibb Co.              7,800                  7,800    200,460                            200,460
Cephalon, Inc.                        6,800                  6,800    307,360                            307,360
Eli Lilly & Co.                       2,800                  2,800    157,920                            157,920
Glaxosmithkline PLC                  12,506                 12,506    270,311                            270,311
Merck & Co. Inc.                      4,300                  4,300    217,752                            217,752
Novartis AG                           7,705     367,850    375,555    338,838    16,141,993           16,480,831
Novo-Nordisk A/S                      3,937                  3,937    130,328                            130,328
Pfizer, Inc.                          4,801     645,200    650,001    168,035    22,582,000           22,750,035
Pharmacia Corp.                                 157,600    157,600                5,902,120            5,902,120
Roche Holding AG-Genusschein          3,109                  3,109    235,008                            235,008
Sicor Inc.                           23,300                 23,300    431,982                            431,982
Takeda Chemical Industries            6,000                  6,000    263,307                            263,307
Wyeth                                20,600                 20,600  1,054,720                          1,054,720
                                                                   ---------------------------------------------
                                                                    5,619,113    51,794,351           57,413,464
                                                                   ---------------------------------------------

                                               Shares                               Market Value
                                 -------------------------------------------------------------------------------
                                 Global Equity Strategy  Pro Forma  Global Equity Strategy Adjust     Pro Forma
                                     Fund       Fund      Combined     Fund         Fund   ments (a)  Combined
----------------------------------------------------------------------------------------------------------------
Health: Non-Drugs -- 1.46%
Baxter International, Inc.           10,300                 10,300    457,835                            457,835
Beckman Coulter Inc.                  6,500                  6,500    324,350                            324,350
Johnson & Johnson                    23,002                 23,002  1,202,085                          1,202,085
Mayne Group Ltd.                     87,980                 87,980    204,483                            204,483
Medtronic Inc.                                  147,100    147,100                6,303,235            6,303,235
                                                                   ---------------------------------------------
                                                                    2,188,753     6,303,235            8,491,988
                                                                   ---------------------------------------------
Housing & Paper -- 0.10%
Svenska Cellulosa AB-B               10,850                 10,850    386,045                            386,045
MeadWestavo Corp.                     5,500                  5,500    184,580                            184,580
                                                                   ---------------------------------------------
                                                                      570,625                            570,625
                                                                   ---------------------------------------------
Industrial Components -- 4.04%
3M Co.                                          178,800    178,800               21,992,400           21,992,400
Illinois Tool Works, Inc.             8,100                  8,100    553,230                            553,230
Ingersoll-Rand Co. CL A               9,100                  9,100    415,506                            415,506
Masco Corp.                          11,800                 11,800    319,898                            319,898
Sandvik AB                           12,600                 12,600    314,640                            314,640
                                                                   ---------------------------------------------
                                                                    1,603,274    21,992,400           23,595,674
                                                                   ---------------------------------------------
Insurance -- 1.93%
Assicurazioni Generali                8,004     297,100    305,104    189,713     7,028,792            7,218,505
Hartford Financial Services
  Group Inc.                                     57,600     57,600                3,425,472            3,425,472
QBE Insurance Group Ltd.             36,500                 36,500    136,061                            136,061
Swiss Re-Reg                          2,786                  2,786    272,366                            272,366
United Health Group Inc.              2,400                  2,400    219,720                            219,720
                                                                   ---------------------------------------------
                                                                      817,860    10,454,264           11,272,124
                                                                   ---------------------------------------------
Internet Services--0.02%
                                                                   ---------------------------------------------
Sapient Corp.                       110,200                110,200    116,812                            116,812
                                                                   ---------------------------------------------
Machinery & Engineering -- 1.36%
Invensys PLC                         90,814                 90,814    123,201                            123,201
ITT Industries, Inc.                            110,700    110,700                7,815,420            7,815,420
                                                                   ---------------------------------------------
                                                                      123,201     7,815,420            7,938,621
                                                                   ---------------------------------------------
Metals-Mining -- 1.67%
                                                                   ----------------------------------------------
Companhia Vale do Rio Doce                      375,400    375,400                9,741,630            9,741,630
                                                                   ---------------------------------------------
Metals-Steel -- 0.02%
                                                                   ---------------------------------------------
Mitsui Mining & Smelting Co.         32,000                 32,000     95,311                             95,311
                                                                   ---------------------------------------------
Multi-Industry -- 0.25%
General Electric Co.                 21,600                 21,600    627,480                            627,480
Rolls-Royce PLC                     173,022                173,022    427,254                            427,254
Suez S.A.                             3,387                  3,387     90,315                             90,315
United Technologies Corp.             4,900                  4,900    332,710                            332,710
                                                                   ---------------------------------------------
                                                                    1,477,759                          1,477,759
                                                                   ---------------------------------------------
Real Estate -- 0.06%
Sun Hung Kai Properties Ltd.         19,000                 19,000    144,327                            144,327
Union du Credit-Bail Inmobilier       2,874                  2,874    177,397                            177,397
                                                                   ---------------------------------------------
                                                                      321,724                            321,724
                                                                   ---------------------------------------------
Recreation -- 0.07%
Fuji Photo Film Co. Ltd.             12,000                 12,000    387,452                            387,452
Royal Caribbean Cruises Ltd.            400                    400      7,800                              7,800
                                                                   ---------------------------------------------
                                                                      395,252                            395,252
                                                                   ---------------------------------------------
Retail/Apparel -- 8.67%
Carrefour S.A.                                  170,100    170,100                9,188,649            9,188,649
Compagnie Financiere                  7,537                  7,537    171,422                            171,422
Bed, Bath & Beyond, Inc.                         80,900     80,900                3,053,166            3,053,166
Costco Wholesale Corp.               11,400                 11,400    440,268                            440,268
Kingfisher PLC                       61,517                 61,517    296,548                            296,548
Matalan PLC                          18,532                 18,532     88,135                             88,135
Radioshack Corp.                     12,800                 12,800    384,768                            384,768
TJX Companies Inc.                   16,200                 16,200    317,682                            317,682
Walgreen Co.                                    170,100    170,100               10,997,961           10,997,961
Wal-Mart Stores                                 466,100    466,100               25,640,161           25,640,161
                                                                   ---------------------------------------------
                                                                    1,698,823    48,879,937           50,578,760
                                                                   ---------------------------------------------
Services/Miscellaneous -- 2.58%
Ascential Software Corp.                759                    759      2,118                              2,118
Benesse Corp.                        12,900                 12,900    235,700                            235,700
Computer Sciences Corp.               3,200                  3,200    152,960                            152,960
Dimension Data Holdings              88,188                 88,188     55,114                             55,114
Mitsubishi Corp.                              1,893,000  1,893,000               13,692,329           13,692,329
Omnicom Group                         4,100                  4,100    187,780                            187,780
Rentokil Initial PLC                 60,492                 60,492    246,195                            246,195
Vedior NV                            13,163                 13,163    181,996                            181,996
Viacom Inc. CL B (b)                  6,400                  6,400    283,968                            283,968
                                                                   ---------------------------------------------
                                                                    1,345,831    13,692,329           15,038,160
                                                                   ---------------------------------------------
Technology -- 0.07%
                                                                   ---------------------------------------------
Electronic Data Systems Corp.        11,500                 11,500    427,225             -              427,225
                                                                   ---------------------------------------------
Telecommunications -- 0.31%
BT Group PLC                         62,489                 62,489    240,035                            240,035
KDDI Corp.                               31                     31     95,695                             95,695

Nokia OYA                            39,900     458,250    498,150    583,983     6,694,489            7,278,472
Royal KPN NV                         53,591                 53,591    250,870                            250,870
Telenor ASA                          59,200                 59,200    209,842                            209,842
Vodafone Group plc                  295,455                295,455    405,325                            405,325
                                                                   ---------------------------------------------
                                                                    1,785,750     6,694,489            8,480,239
                                                                   ---------------------------------------------
Telecommunications
  Services -- 4.14%
Motorola, Inc.                       19,800                 19,800    285,516                            285,516
Nextel Communications Inc.           71,800                 71,800    230,478                            230,478
SBC Communications, Inc.             24,200     513,000    537,200    738,100    15,646,500           16,384,600
Telecom Italia                                  875,300    875,300                6,842,218            6,842,218
Verizon Communications, Inc.         10,200                 10,200    409,530                            409,530
                                                                   ---------------------------------------------
                                                                    1,663,624    22,488,718           24,152,342
                                                                   ---------------------------------------------
Transportation --1.12%
Exel PLC                              3,534     351,700    355,234     45,007     4,480,115            4,525,122
Burlington Northern Santa
  Fe Corp.                           23,800                 23,800    714,000                            714,000
Shell Transportation &
  Trading Co.                       127,682                127,682    963,395                            963,395
Stagecoach Holdings PLC             103,471                103,471     98,970                             98,970
West Japan Railway Co.                   62                     62    250,359                            250,359
                                                                   ---------------------------------------------
                                                                    2,071,731     4,480,115            6,551,846
                                                                   ---------------------------------------------
Utilities -- 2.19%
Consolidated Edison Inc.              9,100                  9,100    379,925                            379,925
Constellation Energy Group            5,000                  5,000    146,700                            146,700
Electricidad de Portugal S.A.       160,255                160,255    310,204                            310,204
First Energy Inc.                     9,407                  9,407    314,006                            314,006
FPL Group, Inc.                       5,200                  5,200    311,948                            311,948
Hong Kong Electric
  Holdings Corp.                     76,443                 76,443    285,681                            285,681
Iberdrola S.A.                                  740,600    740,600               10,768,185           10,768,185
Scottish & Southern Energy           21,291                 21,291    210,625                            210,625
Scottish Power PLC                    5,415                  5,415     29,116                             29,116
                                                                   ---------------------------------------------
                                                                    1,988,205    10,768,185           12,756,390
                                                                ------------------------------------------------
Total U.S. Equities       (Cost $54,425,065)(Cost $547,810,842) 54,935,119.66   524,640,550          579,575,670
                                                                ------------------------------------------------

Short-Term
  Investments -- 0.16%
UBS Supplementary Trust
Cash Management Prime                                              ---------------------------------------------
  Fund                              915,301                915,301    915,301                            915,301
                                                                   ---------------------------------------------
                             (Cost $915,301)

Repurchase Agreement with
  Societe Generale                          Face Amount
                                                                   ---------------------------------------------
--0.55%                                       3,190,000  3,190,000                3,190,000            3,190,000
                                                                   ---------------------------------------------
                                               (Cost $3,190,000)

Total Investments          (Cost $55,340,366) (Cost $551,000,842)  55,850,421 527,830,550            583,680,971
Cash and other assets,
  less liablilities                                                   805,804 (1,058,013)  (60,000)     312,209)
                                                                   ---------------------------------------------
Net Assets-100%                                                    56,656,225 526,772,537  (60,000)  583,368,762

(a)  Management does not anticipate having to dispose of security positions for purposes of completing the reorganization.

UBS US Global Equity Fund
UBS Strategy Fund
Proforma Statement of Assets and Liabilities
June 30, 2002 (unaudited)
                                                          UBS US
                                                      Global Equity   UBS Strategy
                                                          Fund            Fund      Adjustment      Combined
                                                      ------------  -------------   ----------    -------------
Assets
Investments in securities, at value (
cost - $55,633,184 and
$551,000,842 respectively)                            $ 55,850,421  $ 527,830,550   $        -    $ 583,680,971
Cash                                                        33,811            818            -           34,629
Foreign currency holdings                                  193,862        313,247            -          507,109
Receivable for investments sold                          1,178,901              -            -        1,178,901
Dividends and interest receivable                          131,754      1,375,940            -        1,507,694
Receivable for shares sold                                  57,017         69,185            -          126,202
Net unrealized appreciation on forward
foreign currency transactions                              900,593              -                       900,593
Due from Advisor                                             5,318              -            -            5,318
Other assets                                                     -        174,233            -          174,233
                                                      ------------  -------------   ----------    -------------
Total assets                                            58,351,677    529,763,973            -      588,115,650
                                                      ------------  -------------   ----------    -------------
Liabilities
Payable for investments purchased                          834,596              -                       834,596
Payable for capital shares                                 773,706      2,238,305            -        3,012,011
Sec Lending rebate                                               -     31,302,410                             -
Payable to affilites                                        38,246        671,722                       709,968
Accrued expenses and other liabilities                      48,904         81,409       60,000          190,313
                                                      ------------  -------------   ----------    -------------
Total liabilities                                        1,695,452     34,293,846       60,000        4,746,888
                                                      ------------  -------------   ----------    -------------
Net assets                                              56,656,225    495,470,127            -      583,368,762

Common Stock/Beneficial interest shares of
$0.001 par value outstanding                            59,746,875  1,360,868,090            -    1,420,614,965
Accumulated undistributed  net investment
income                                                     881,437     (3,222,641)     (60,000)      (2,401,204)
Accumulated net realized losses from investment
transactions
and foreign currency transactions                       (5,392,524)  (807,742,562)           -     (813,135,086)
Net unrealized appreciation (depreciation)
of investments and foreign currency transactions         1,420,437    (23,130,350)           -      (21,709,913)
                                                      ------------  -------------   ----------    -------------
Net assets applicable to shares outstanding           $ 56,656,225  $ 526,772,537   $ (60,000)    $ 583,368,762
                                                      ============  =============   ==========    =============

  Class A:
Net assets                                            $ 15,173,431  $ 164,905,856       (21,550)  $ 180,057,737
                                                      ------------  -------------                 -------------

Shares outstanding                                       1,619,776     33,195,090   (15,591,257)(a$  19,223,609
                                                      ------------  -------------                 -------------
Net asset value and offering price per share          $       9.37  $        4.97                 $       9.37
                                                      ------------  -------------                 -------------

  Class B:
Net assets                                            $    417,713  $ 213,452,960       (23,277)  $ 213,847,396
                                                      ------------  -------------                 -------------
Shares outstanding                                          44,721     43,839,599   (20,986,995)(a$  22,897,325
                                                      ------------  -------------                 -------------
Net asset value and offering price per share          $       9.34  $        4.87                 $        9.34
                                                      ============  =============                 =============

  Class C:
Net assets                                            $    351,347  $ 144,424,073       (14,698)  $ 144,760,722
                                                      ------------  -------------                 -------------
Shares outstanding                                          37,660     29,659,160   (14,178,707)(a$  15,518,113
                                                      ------------  -------------                 -------------
Net asset value and offering price per share          $       9.33   $       4.87                        $ 9.33
                                                      ============  =============                 =============

  Class Y:
Net assets                                            $ 40,713,734  $   3,989,648          (475)  $  44,702,907
                                                      ------------  -------------                 -------------
Shares outstanding                                       4,298,670        797,514      (376,276)(a$   4,719,908
                                                      ------------  -------------                 -------------
Net asset and redemption value per share              $       9.47  $        5.00                 $        9.47
                                                      ============  =============                 =============

(a)  Acquisition  by UBS Global Equity Fund of UBS Strategy Fund and issuance of
     UBS Global Equity Fund shares in exchange for all of the outstanding shares of UBS Strategy Fund

                                             See accompanying notes to proforma financial statements

UBS Global Equity Fund
UBS Strategy Fund
Proforma Statement of Operations
June 30, 2002 (unaudited)
                                                 UBS               UBS
                                            Global Equity       Strategy
                                                Fund               Fund          Adjustments      Combined

Investment income:
  Dividend (net of withholding taxes of
    $63,687 and $423,738)                          $ 1,098,073     6,631,822    $         -        $ 7,729,895
  Interest                                              57,906       315,368              -            373,274
                                                  ------------  ------------      ---------       ------------
                                                     1,155,979     6,947,190              -          8,103,169
                                                  ------------  ------------      ---------       -----------

Expenses:
  Investment advisory and administration               472,933     3,584,335                         4,057,268
  Shareholder distribution and servicing
  fees                                                  78,323     3,635,964                         3,714,287
  Transfer agency and service                            5,753       844,353                           850,106
  Directors' fees                                        6,798         7,337              -  (b)        14,135
  Legal and audit                                       71,181        64,769        (30,000) (b)       105,950
  Reports and notices to shareholders                   53,383       230,198        (20,000) (b)       263,581
  Federal and state registration fees                   53,235        40,744        (10,000) (b)        83,979
  Custody and accounting                                24,638       133,339                           157,977
  Insurance expense                                          0        55,582                            55,582
  Interest expense                                           0             -                                 -
  Other expenses                                        18,018        27,025                            45,043
                                                  ------------  ------------      ---------       ------------
                                                       784,262     8,623,646        (60,000) (b)     9,347,908
  Less: fee waivers and reimbursements from
  investment adviser                                  (109,842)            -              -           (109,842)
  Earnings credits                                      (5,425)            -              -             (5,425)
                                                  ------------  ------------      ---------       ------------
  Net expenses                                         668,995     8,623,646        (60,000)         9,232,641
                                                  ------------  ------------      ---------       ------------
  Net investment income                                486,984    (1,676,456)       (60,000)        (1,129,472)
                                                  ------------  ------------      ---------       ------------
Realized and unrealized gains (losses)
from investment transactions:
  Net realized gains (losses) from investment
  transactions                                      (4,019,795)  (76,011,025)             -        (80,030,820)
  Net change in unrealized appreciation
  (depreciation) of investments                       (760,540)  147,680,363              -        146,919,823
                                                  ------------  ------------      ---------       ------------
Net realized and unrealized gains (losses)
 from investment activities                         (4,780,335)   71,669,338              -         66,889,003
                                                  ------------  ------------      ---------       ------------
Net increase (decrease) in net assets
resulting from operations                         $ (4,293,351) $ 69,992,882      $ (60,000)      $ 65,759,531
                                                  ============  ============      =========       ============

(b)  Certain pro forma basis expenses  reflect actual  expenses  incurred by the individual  Funds,  adjusted to reflect estimated cost savings arising from the merger.

             See accompanying notes to proforma financial statements

NOTE 1--Basis of Combination:

     At a  special  meeting  of  the  Board  of  Trustees  of  the  UBS  Managed
Investments Trust (the "Trust") held on November 11, 2002, the Board of Trustees approved an Agreement and Plan of Reorganization  pursuant to which,  subject to approval by the  shareholders of UBS Strategy Fund ("Strategy  Fund"),  Strategy
Fund will  transfer all of its assets,  subject to its  liabilities,  to the UBS
Global  Equity Fund (the "Fund"),  a series of The UBS Funds,  in exchange for a number of shares of the Fund equal in value to the net assets of  Strategy  Fund
(the  "Exchange").  Shares of the Fund then will be distributed to Strategy Fund shareholders on a pro rata basis in liquidation of Strategy Fund.

     The  Exchange  will be  accounted  for as a tax-free  merger of  investment companies.  The unaudited pro forma  statement of  investments  and statement of assets and liabilities  reflect the financial  position of the Fund and Strategy
Fund at June 30, 2002. The unaudited pro forma statement of operations  reflects the results of operations of the Fund for the twelve months ended June 30, 2002, and  Strategy  Fund for the  period  October  1,  2001 to June 30,  2002.  These statements  have been  derived  from the  Funds'  respective  books and  records utilized in calculating daily net asset value at the dates indicated above under generally  accepted  accounting  principles.  The historical  cost of investment securities  will be carried  forward to the Fund,  as the  surviving  entity and results  of  operations  of the Fund  for  pre-combination  periods  will not be restated.  The fiscal year ends for the Fund and  Strategy  Fund are June 30 and
September 30, respectively.

     The   pro  forma   statement  of  investments,   statement  of  assets  and
liabilities and statement of operations  should be read in conjunction  with the historical  financial  statements  of the  funds  included  or  incorporated  by reference in the respective  Statements of Additional  Information of the funds.
The pro forma combined  financial  statements are presented for information only and may not necessarily be representative of what the actual combined  financial statements would have been had the reorganization occurred at June 30, 2002.

NOTE 2--Portfolio Valuation:

     Securities for which market  quotations are readily available are valued at the last  available  sales  price on the  exchange  or market on which  they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally  traded. U.S. equity securities  traded  over-the-counter  are  valued at the most  recent bid price.
Investments in affiliated  investment  companies are valued at the daily closing net asset value of the respective fund.  Securities for which market  quotations are not readily available,  including restricted securities which are subject to limitations  on their sale, are valued at fair value as determined in good faith by or  under  the  direction  of  the  respective  trust's  Board  of  Trustees.
Short-term  obligations  with a  maturity  of 60  days  or less  are  valued  at amortized cost, which approximates market value.

NOTE 3--Shares of Beneficial Interest:

     The pro forma net asset  value  per  share  assumes  56,358,128  additional shares of  beneficial  interest of the Fund were issued in  connection  with the
Exchange  as of June 30,  2002.  The pro forma  number of shares  that  would be issuable was  calculated by dividing the net assets of Strategy Fund at June 30,
2002 by the net asset  value  per share per class of the Fund at June 30,  2002.
The pro forma  combined  number of Class A,  Class B, Class C and Class Y shares outstanding of 19,223,609,  22,897,325,  15,518,113 and 4,719,908  respectively, consists of 17,603,833, 22,852,604, 15,480,453 and 421,238 shares, respectively, issuable  to  Strategy  Fund as a result of the  merger and  1,619,776,  44,721,
37,660 and 4,298,670  shares,  respectively of the Fund  outstanding at June 30,
2002.

NOTE 4--Pro Forma Operating Expenses:

     The  accompanying  pro forma financial  statements  reflect changes in fund expenses  as if the  merger had taken  place on June 30,  2002.  Although  it is anticipated that there will be an elimination of certain duplicative expenses as a  result  of the  Exchange,  the  actual  amount  of such  expenses  cannot  be determined because it is not possible to predict the cost of future operations.

NOTE 5--Merger Costs:

     Merger costs are estimated at approximately $60,000 and are not included in the pro forma statement of operations since these costs are not recurring. These costs  represent  the  estimated  expenses  of  the  Funds  carrying  out  their obligations  under the  Exchange and consist of  management's  estimate of legal fees,  accounting  fees,  printing  costs and  mailing  charges  related  to the
Exchange.

NOTE 6--Federal Income Taxes:

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").  After the Exchange, the Fund intends to continue to qualify as a regulated  investment  company,  if such  qualification is in the best interests of its  shareholders,  by complying with the provisions  available to certain  investment  companies,  as defined in applicable  sections of the Code,  and to make  distributions  of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

     The identified cost of investments for the Funds is substantially  the same for both financial  accounting and Federal income tax purposes.  The tax cost of investments will remain unchanged for the combined entity.

[The  Statement of  Additional  Information  for the Global  Equity Fund,  dated
September  30, 2002,  as previously  filed via EDGAR is  incorporated  herein by reference and will be mailed to any shareholder who requests this SAI.]

[The Annual  Report of the Global Equity Fund for the fiscal year ended June 30,
2002, as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

[The Annual Report of the Strategy Fund for the fiscal year ended  September 30,
2002 as previously filed via EDGAR is incorporated  herein by reference and will be mailed to any shareholder who requests this SAI.]

                                OTHER INFORMATION

Item 15. Indemnification

     Indemnification  of the  Registrant's  Trustees is provided  for in Article
     VII, Sections 2 through 4 of the Registrant's  Agreement and Declaration of
     Trust dated August 9, 1993, as amended through May 21, 2001, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable  to the  Trust  and to any  Shareholder  solely  for  his or her own willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved  in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

     Indemnification  of  Registrant's  custodian,  transfer  agent,  accounting services  provider,  administrator  and distributor  against certain stated
     liabilities is provided until May 9, 1997 under the following documents:

     (a)  Section 12 of Accounting  Services  Agreement,  between the Registrant and  Fund/Plan  Services,  Inc.,  incorporated  herein by reference to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(c) as filed electronically on February 15, 1996.

     (b)  Section 8 of  Administration  Agreement  between  the  Registrant  and
          Fund/Plan  Services,   Inc.,   incorporated  herein  by  reference  to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(b) as filed electronically on February 15, 1996.

     (c)  Section 14 of Custodian  Agreement  between the Registrant and Bankers
          Trust  Company,  incorporated  herein by reference  to  Post-Effective
          Amendment No. 13 to Registrant's  Registration  Statement on Form N-1A
          (File Nos. 33-47287 and 811-6637), Exhibit Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

     (d)  Section 19 of Shareholder  Services  Agreement between  Registrant and
          Fund/Plan  Services,   Inc.,   incorporated  herein  by  reference  to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(a) as filed electronically on February 15, 1996.

     (e)  Section  8  of  the  Underwriting  Agreement  between  Registrant  and
          Fund/Plan Broker Services,  Inc. are incorporated  herein by reference to  Post-Effective  Amendment  No.  16  to  Registrant's  Registration
          Statement on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit No.
          (6) as filed electronically on February 15, 1996.

     Effective May 10, 1997, indemnification of Registrant's custodian, transfer agent, accounting services provider,  administrator and distributor against certain stated liabilities is provided for in the following documents:

     (a)  Sections I.8(a),  I.8(c)(iii),I.10,  II.A.2,  II.B.5,  II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement dated May 9, 1997, as amended through December 10,
          1998, between Morgan Stanley Trust Company,  as succeeded by The Chase
          Manhattan  Bank,  and the  Registrant  on behalf of each series of the
          Registrant is  incorporated by reference to  Post-Effective  Amendment
          No. 25 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed electronically on March 1, 1999.

     Effective  November 5, 2001,  indemnification  of Registrant's  distributor against  certain  stated  liabilities  is  provided  for in  the  following document:

     (a)  Section 9(a) of the Principal Underwriting Contract between UBS Global
          Asset Management (US) Inc. and the Registrant on behalf of each series dated November 5, 2001 is incorporated by reference to  Post-Effective
          Amendment No. 37 to Registrant's  Registration  Statement on Form N-1A
          (Nos. 33-47287 and 811-6637) as filed electronically on July 19, 2002.

     Effective August 20, 2001,  indemnification of Registrant's  transfer agent against  certain  stated  liabilities  is  provided  for in  the  following document:

     (a)  Section 12 of the  Transfer  Agency  and  Related  Services  Agreement
          between UBS Global Asset  Management  (US) Inc. and the  Registrant on
          behalf  of each  series  dated  August  20,  2001 is  incorporated  by
          reference  to   Post-Effective   Amendment  No.  38  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically on July 19, 2002.

Item 16. Exhibits

     1.   Charter Documents.

          A.   (1)  Certificate  of  Trust of the  Registrant  dated  August  9,
                    1993,  as filed with the Office of the Secretary of State of the State of Delaware on August 13,  1993,  is  incorporated herein by reference to  Post-Effective  Amendment  No. 21 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed electronically with the U.S.
                    Securities and Exchange  Commission ("SEC") on September 15,
                    1998.

               (2)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed electronically with the U.S.
                    Securities and Exchange Commission on September 30, 2002.

          B.   (1)  Agreement  and  Declaration  of  Trust  (the  "Declaration")
                    dated August 19, 1993, as amended  through  August 24, 1998, of the  Registrant  is  incorporated  herein by reference to
                    Post-Effective Amendment No. 21 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

               (2)  Amendment  No. 1 to the  Declaration,  dated May 21, 2001 is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (3)  Amendment  No. 2 to the  Declaration  dated July 29, 2002 to change the  principal  place of  business  of the Trust,  is incorporated herein by reference to Post-Effective Amendment
                    No. 39 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          C.   Certificates   of  the   Secretary/Assistant   Secretary  of  the
               Registrant re: applicable resolutions pertaining to:

               (a)  Meeting held August 9, 1993  designating  initial  eight (8)
                    Series of shares (from The UBS Funds,  Inc.) is incorporated herein by reference to  Post-Effective  Amendment  No. 21 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 15, 1998.

               (b)  Meeting held  November 8, 1993  creating  Class B Shares and redesignating  Class A  Shares  is  incorporated  herein  by reference to Post-Effective Amendment No. 21 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically with the SEC on September
                    15, 1998.

               (c)  Meeting  held  February 21, 1995 adding Class A and B shares to the  Brinson  Short-Term  Global  Income Fund and Brinson
                    U.S. Cash  Management Fund and adding Class C shares for all
                    Series is incorporated herein by reference to Post-Effective
                    Amendment No. 21 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 15, 1998.

               (d)  Meeting  held May 22, 1995  redesignating  Class A shares to
                    Brinson  Class  shares and Class C shares to SwissKey  Class shares is incorporated herein by reference to Post-Effective
                    Amendment No. 21 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 15, 1998.

               (e)  Unanimous  written consent of Trustees  executed on July 27,
                    1995   changing   the  names  of  Series,   as  follows  and
                    redesignating  the  Brinson  Class  and  SwissKey  Class  is incorporated herein by reference to Post-Effective Amendment
                    No. 21 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998:

                    (i)  Redesignation  of the Brinson Global Fund to the Global
                         Fund;
                    (ii) Redesignation  of the  Brinson  Global Bond Fund to the
                         Global Bond Fund;
                    (iii)Redesignation  of the Brinson  Non-U.S.  Equity Fund to
                         the Non-U.S. Equity Fund;
                    (iv) Redesignation  of the Brinson Global Equity Fund to the
                         Global Equity Fund;
                    (v)  Redesignation  of the Brinson  U.S.  Equity Fund to the
                         U.S. Equity Fund;
                    (vi) Redesignation of the Brinson U.S.  Balanced Fund to the
                         U.S. Balanced Fund;
                    (vii)Redesignation  of the  Brinson  U.S.  Bond  Fund to the
                         U.S. Bond Fund.

               (f)  Meeting   held   November  20,  1995   eliminating   Brinson
                    Short-Term  Global  Income  Fund is  incorporated  herein by reference to Post-Effective Amendment No. 21 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically with the SEC on September
                    15, 1998.

               (g)  Meeting  held  August  26,  1996   eliminating   U.S.   Cash
                    Management  Fund  and  Non-U.S.  Bond  Fund is  incorporated herein by reference to  Post-Effective  Amendment  No. 21 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 15, 1998.

               (h)  Meeting held May 19, 1997  redesignating  Brinson Fund Class as Brinson Fund -- Class I and adding  Brinson Fund -- Class
                    N is  incorporated  herein by  reference  to  Post-Effective
                    Amendment No. 21 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 15, 1998.

               (i)  Meeting   held   November   24,  1997   adding  U.S.   Large
                    Capitalization  Equity Fund and adding Brinson Fund -- Class
                    I Shares,  SwissKey  Fund Class and Brinson  Fund -- Class N
                    Shares to such Series is incorporated herein by reference to
                    Post-Effective Amendment No. 21 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

               (j)  Meeting held August 24, 1998 approving  redesignation of the
                    SwissKey  Class  to  the  UBS  Investment   Funds  Class  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 27 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on May 3, 1999.

               (k)  Meeting held August 24, 1998 approving  redesignation of the
                    Non-U.S.  Equity Fund to the Global (ex-U.S.) Equity Fund is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 27 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on May 3, 1999.

               (l)  Meeting held August 24, 1998  establishing  and  designating the  U.S.  Large  Capitalization  Growth  Fund,  U.S.  Small
                    Capitalization  Fund, High Yield Bond Fund, Emerging Markets
                    Equity  Fund and  Emerging  Markets  Debt  Fund  and  adding
                    Brinson Fund - Class I Shares, UBS Investment Funds class of shares and  Brinson  Fund - Class N Shares to such Series is incorporated herein by reference to Post-Effective Amendment
                    No. 27 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on May 3, 1999.

               (m)  Meeting held November 23, 1998  redesignating the High Yield
                    Bond   Fund  to  the  High   Yield   Fund  and  U.S.   Small
                    Capitalization Fund as the U.S. Small Capitalization  Growth
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 27 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on May 3, 1999.

               (n)  Meeting held February 28, 2000  establishing and designating the Global  Technology Fund, Global Biotech Fund, U.S. Small
                    Cap Equity Fund, U.S. Value Equity Fund and U.S. Real Estate
                    Equity Fund and adding  Brinson Fund -- Class I Shares,  UBS
                    Investment Funds class of shares and Brinson Fund -- Class N
                    Shares to such Series is incorporated herein by reference to
                    Post-Effective Amendment No. 30 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 2, 2000.

               (o)  Meeting held February 28, 2000  redesignating the U.S. Large
                    Capitalization Equity Fund, U.S. Large Capitalization Growth
                    and U.S. Small Capitalization  Growth Fund as the U.S. Large
                    Cap Equity Fund,  U.S.  Large Cap Growth Fund and U.S. Small
                    Cap Growth Fund,  respectively,  is  incorporated  herein by reference to Post-Effective Amendment No. 30 to Registrant's
                    Registration  Statement  on Form N- 1A  (Nos.  33-47287  and
                    811-6637)  as  filed  electronically  with the SEC on May 2,
                    2000.

               (p)  Meeting  held  August  21,  2000  redesignating  the  Global
                    (Ex-U.S.)  Equity Fund as the  International  Equity Fund is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 33 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on December 7, 2000.

               (q)  Meeting held May 21, 2001  redesignating  the Global Fund as the Global Balanced Fund is incorporated herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

               (r)  Meeting  held May 21, 2001  creating  Brinson  Fund-Class  A
                    Shares, Brinson Fund-Class B Shares and Brinson Fund-Class C
                    Shares of each Series is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (s)  Meeting  held  May  21,  2001   redesignating   the  Brinson
                    Fund-Class  I Shares as the Brinson  Fund-Class  Y Shares of
                    each  Series  is   incorporated   herein  by   reference  to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (t)  Meeting  held May 21,  2001  abolishing  the UBS  Investment
                    Funds Class of Shares of each Series is incorporated  herein
                    by  reference  to   Post-Effective   Amendment   No.  34  to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 31, 2001.

               (u)  Unanimous written consent of Trustees executed June 20, 2002 changing the name of UBS Global  Balanced Fund to UBS Global
                    Allocation  Fund is  incorporated  herein  by  reference  to
                    Post-Effective Amendment No. 38 as filed electronically with the SEC on July 19, 2002.

               (v)  Meeting  held June 3, 2002  regarding  the  liquidation  and dissolution  of UBS  Global  Technology  Fund and UBS Global
                    Biotech  Fund  is   incorporated   herein  by  reference  to
                    Post-Effective Amendment No. 39 as filed electronically with the SEC on September 30, 2002.

     2.   By-Laws.

          A.   By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (File Nos. 33-47287 and 811-6637),  as filed  electronically with the SEC on August 29, 1996.

          B.   Amendment  to the By-Laws  dated  April 25, 2002 is  incorporated herein by reference to  Post-Effective  Amendment No. 37 as filed electronically with the SEC on July 19, 2002.

     3.   Voting Trust Agreement.

          Not  applicable.

     4.   Agreement of Acquisition, Reorganization, Merger and Liquidation.

          Form of  Agreement  and Plan of  Reorganization  is filed  herewith as
          Exhibit A to the Prospectus/Proxy Statement.

     5.   Instruments Defining the Rights of Security Holders.

          A.   Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

                    (1)  By-Laws.  Article II - "Voting,"  Section 7 and Section
                         10.

                    (2)  Declaration. Article III - "Shares," Section 1, Section
                         2 and Section 6.

     6.   Investment Advisory Contracts.

          A.   Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          B.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          C.   Investment  Advisory  Agreement  dated April 25, 1995 between The
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity Fund series, and Secretary's  Certificate relating thereto is incorporated  herein by reference to Post-Effective  Amendment
               No. 21 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               (1)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

          D.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor  and the  Registrant  on behalf of the UBS Global  Equity
               Fund (f/k/a  Brinson  Global Equity Fund) series is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

          E.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor and the Registrant on behalf of the UBS U.S.  Equity Fund
               (f/k/a Brinson U.S. Equity Fund) series is incorporated herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          F.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor  and the  Registrant  on behalf of the UBS U.S.  Balanced
               Fund (f/k/a Brinson U.S.  Balanced  Fund) series is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

          G.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor and the  Registrant  on behalf of the UBS U.S.  Bond Fund
               (f/k/a Brinson U.S. Bond Fund) series is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          H.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  39 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 30, 2002.

          I.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  39 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 30, 2002.

          J.   Investment  Advisory  Agreement  dated July 1, 2002  between  The
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund series is  incorporated  herein by  reference  to  Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          K.   Investment Advisory Agreement dated December 10, 1998 between The
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the Emerging
                    Markets Equity Fund is  incorporated  herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          L.   Investment Advisory Agreement dated December 10, 1998 between The
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt  Fund  series  is   incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March l, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the Emerging
                    Markets  Debt Fund is  incorporated  herein by  reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          M.   Investment  Advisory  Agreement  dated May 23,  2000  between The
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  31 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on August 29, 2000.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          N.   Investment  Advisory  Agreement  dated July l, 2002  between  The
               Advisor and the Registrant on behalf of the UBS U.S. Value Equity
               Fund series is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC September 30, 2002.

          O.   Investment  Advisory Agreement dated December 7, 2000 between The
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment Advisory Agreement of the U.S. Real
                    Estate  Equity Fund is  incorporated  herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          P.   Sub-Advisory Agreement dated December 7, 2000 between The Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant on behalf of the U.S.  Large Cap Growth Fund series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          Q.   Sub-Advisory Agreement dated December 7, 2000 between The Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant on behalf of the U.S.  Small Cap Growth Fund series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          R.   Sub-Advisory Agreement dated December 7, 2000 between The Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant  on  behalf  of the U.S.  High  Yield  Fund  series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          S.   Sub-Advisory Agreement dated December 7, 2000 between The Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant  on behalf of the U.S.  Real Estate Equity Fund series is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

     7.   Underwriting or Distribution Contracts.

          Principal Underwriting  Contract,  dated November 5, 2001, between UBS
          Global Asset Management (US) Inc. (f/k/a Brinson  Advisors,  Inc.) and
          the Registrant is incorporated  herein by reference to  Post-Effective
          Amendment  No.  37 as  filed  electronically  with the SEC on July 19,
          2002.

     8.   Bonus, Profit Sharing, Pension or Other Similar Contracts.

          Not Applicable.

     9.   Custodian Agreements.

          A.   Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997,  as amended  through  December  10,
               1998,  between  Morgan Stanley Trust Company and succeeded by The
               Chase Manhattan Bank, and the Registrant on behalf of each series
               of  the  Registrant  is  incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 34 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on July 31, 2001.

               (2)  Amended  Schedule A, as amended  through  April 28, 2000, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (3)  Amended Attachment A, as amended through August 19, 2002, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

               (4)  Revised  Schedule B3, as approved through August 19, 2002 to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    3347287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (5)  Amended  Schedule B 1 and  Schedule  F, as  amended  through
                    April  28,  2000,  to  the  Registrant's  Multiple  Services
                    Agreement   is   incorporated   herein   by   reference   to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (6)  Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

          B.   Co-custodial  arrangements  between  Investors  Bank & Trust  and
               Chase Global Funds  Services  Company dated  December 18, 1998 is incorporated herein by reference to Post-Effective  Amendment No.
               25 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               March 1, 1999.

     10.  Rule 12b-1 Plans and Rule 18f-3 Plans.

          A.   Rule 12b-1 Plans.

               (1)  Shareholder  Services Plan dated October 29, 2001 as revised
                    April 8, 2002,  relating  to Class A shares  (f/k/a  Brinson
                    Fund Class A shares)  of each  series of the  Registrant  is incorporated herein by reference to Post-Effective Amendment
                    No. 38 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

               (2)  12b-1 plan dated  October 29, 2001 as revised April 8, 2002, relating to the Class B shares (f/k/a/  Brinson Fund Class B shares) of each  series of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 38 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 19, 2002.

               (3)  12b-1 plan dated  October 29, 2001 as revised April 8, 2002, relating to the Class C shares  (f/k/a  Brinson Fund Class C shares) of each  series of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 38 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 19, 2002.

          B.   Rule 18f-3 Plans.

               (1)  Revised Multiple Class Plan adopted May 22, 1995, as amended through June 11, 1999,  pursuant to Rule 18f--3 on behalf of each  series of the  Registrant  is  incorporated  herein by reference to Post-Effective Amendment No. 30 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as  filed  electronically  with the SEC on May 2,
                    2000.

                    (a)  Appendix A to the  Registrant's  Revised Multiple Class
                         Plan adopted May 22, 1995, as amended through April 28,
                         2000, adding the Global Technology Fund, Global Biotech
                         Fund,  U.S.  Small Cap Equity Fund,  U.S.  Value Equity
                         Fund and U.S.  Real Estate Equity Fund pursuant to Rule
                         18f-3  is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

               (2)  Amended and Restated Multiple Class Plan, adopted on May 22,
                    1995,  as amended and restated on May 21, 2001,  pursuant to
                    Rule  18f-3 on behalf of each  series of the  Registrant  is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     11.  An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable.

          Legal opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the
          Registrant,  dated  September  27,  2002,  as to the  legality  of the securities  being  registered is  incorporated  herein by reference to
          Post-Effective Amendment No. 39 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

     12.  An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus.

          Form of tax opinion of Stradley,  Ronon, Stevens & Young, LLP, counsel to the  Registrant,  supporting  the tax matters and  consequences  to shareholders  discussed  in the  Prospectus/Proxy  Statement  is filed electronically as Exhibit No. EX-99.12.

     13.  Other Material Contracts.

          A.   Administration  Agreement,  dated May 21, 2001,  between  Brinson
               Advisors,  Inc.  and the  Registrant  is  incorporated  herein by
               reference   to   Post-Effective   Amendment   No.   37  as  filed
               electronically with the SEC on July 19, 2002.

          B.   Administration Agreement,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein
               by  reference  to  Post-Effective   Amendment  No.  38  as  filed
               electronically with the SEC on July 19, 2002.

          C.   Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein
               by  reference  to  Post-Effective   Amendment  No.  38  as  filed
               electronically with the SEC on July 19, 2002.

     14.  Other Opinions and Consents.

          Consent  of Ernst & Young,  LLP,  independent  auditors  to the Global
          Equity Fund and the Strategy Fund is filed  electronically  as Exhibit
          No. EX-99.14.

     15.  Omitted Financial Statements.

          Not Applicable.

     16.  Power of Attorney.

          A.   Powers-of-Attorney   appointing   Amy  R.   Doberman,   David  M.
               Goldenberg,  Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell
               as  attorneys-in-fact  and  agents  is  filed  electronically  as
               Exhibit No. EX-99.16.

     17.  Additional Exhibits.

          Not Applicable.

Item 17. Undertakings

     (1)  The undersigned  registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act of 1933, as amended,  (the "1933 Act"),  the reoffering prospectus will contain the  information  called for by the applicable registration  form  for  reofferings  by  persons  who  may be  deemed underwriters,  in addition to the information  called for by the other items of the applicable form.

     (2)  The undersigned  registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The  undersigned  registrant  undertakes  to file,  by  post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the  Securities  Act of 1933,  as amended (the "1933  Act"),  the registration  statement has been signed on behalf of the  registrant in the City of  Philadelphia,  and the  Commonwealth  of  Pennsylvania  on the  20th  day of
December, 2002.

                                          THE UBS FUNDS

                                          /s/ Brian M. Storms*
                                          --------------------
                                          By:  Brian M. Storms
                                          Title:  President

As required by the 1933 Act, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

     Name:                       Title:                             Date:

/s/ Brian M. Storms*
Brian M. Storms           President and Trustee                December 20, 2002

/s/ Walter E. Auch*
Walter E. Auch            Trustee                              December 20, 2002

/s/ Edward M. Roob*
Edward M. Roob            Trustee                              December 20, 2002

/s/ Frank K. Reilly*
Frank K. Reilly           Chairman and Trustee                 December 20, 2002

/s/ Paul H. Schubert*     Treasurer, Principal Accounting
Paul H. Schubert          Officer                              December 20, 2002

* By:    /s/ Jana L. Cresswell
         ---------------------
         Jana L. Cresswell
         Attorney-in-Fact and Agent (Pursuant to a Power of Attorney)

                                  EXHIBIT INDEX

Exhibit No.                              Exhibit
-----------                              -------

EX-99.12           Form of Tax Opinion of Stradley, Ronon, Stevens & Young, LLP

EX-99.14           Consent of Independent Auditor

EX-99.16           Powers-of-Attorney